ANNUAL REPORT
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]


                                    European
                                   Equity Fund

                                OCTOBER 31, 1998

                            [LOGO] JOHN HANCOCK FUNDS
                                   A Global Investment Management Firm

                    -----------------------------------------

                                    TRUSTEES
                             EDWARD J. BOUDREAU, JR.
                               DENNIS S. ARONOWITZ
                            RICHARD P. CHAPMAN, JR.*
                               WILLIAM J. COSGROVE
                                DOUGLAS M. COSTLE
                                LELAND O. ERDAHL
                               RICHARD A. FARRELL
                                 GAIL D. FOSLER
                                WILLIAM F. GLAVIN
                                 ANNE C. HODSDON
                                DR. JOHN A. MOORE
                              PATTI MCGILL PETERSON
                                 JOHN W. PRATT*
                               RICHARD S. SCIPIONE
                               EDWARD J. SPELLMAN*
                         *Members of the Audit Committee

                                    OFFICERS
                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                                Vice Chairman and
                            Chief Investment Officer
                                 ANNE C. HODSDON
                      President and Chief Operating Officer
                                 JAMES B. LITTLE
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                      Vice President and Compliance Officer

                                    CUSTODIAN
                        STATE STREET BANK & TRUST COMPANY
                               225 FRANKLIN STREET
                           BOSTON, MASSACHUSETTS 02110

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02199-7603

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                             SUB-INVESTMENT ADVISER
                    INDOCAM INTERNATIONAL INVESTMENT SERVICES
                              90 BOULEVARD PASTEUR
                               PARIS, FRANCE 75015

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                        BOSTON, MASSACHUSETTS 02109-1803

                              INDEPENDENT AUDITORS
                           PRICEWATERHOUSECOOPERS LLP
                               160 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110

                    -----------------------------------------

===============================CHAIRMAN'S MESSAGE===============================

DEAR FELLOW SHAREHOLDERS:

An often-used analogy for stock market performance over the short term is a roller coaster. That is because, while long-term history suggests the market's general direction is up, its swings over the short term can be dramatic and, at times, violent. This year, the market has given us several stark examples of this phenomenon. From the new highs set in mid-July, the major indices plunged by 19% through the end of August. It was the worst such fall since 1990. For the first time in a number of years, some bonds and bond mutual funds outperformed stocks and stock mutual funds. Seeking safety in a world of global economic uncertainties, investors everywhere converged on U.S. Treasury bonds and pushed their yields to historic lows.

      Then in early October, the market staged a remarkable rebound that was sparked by the Federal Reserve's two cuts in interest rates. The major indices regained all their previously lost ground and the S&P 500 Stock Index ended October actually up by 15% year-to-date.

      Investors have been understandably shaken by these dramatic twists and turns, but we are pleased to report that most individual investors did not panic, and we hope that means they've taken our words to heart. Over the long term, markets do not move up or down in a straight line. That's why after watching the market charge ahead almost uninterrupted for so many years, we have been striking a more cautionary stance in this space over the last several months.

--------------------------------------------------------------------------------
[A 1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

      Analysts are still pondering the implications of global turmoil and the potential for slower U.S. economic and corporate earnings growth. While we don't make a practice of opining on what the market will do next, we continue to believe it would be wise for investors to set more realistic expectations. Over the long term, the market's historical results have been more in the 10% per year range, which is still a solid result, considering it has been produced despite wars, depressions and other social upheavals along the way.

      There is no doubt, however, that the market's heightened volatility and recent dramatic moves have been cause for concern. In these uncertain times, it becomes even harder to remember to "stay the course" and stick to your long-term investment plan. But this remains the essential tenet of successful investing. Now could also be a good time to review your asset allocation with your investment professional, keeping in mind that the last six months' divergence in performance of stocks and high-quality bonds is a perfect example of why all your eggs shouldn't be in one basket.

Sincerely,


/s/ Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

              BY DIDIER LE CONTE FOR THE PORTFOLIO MANAGEMENT TEAM

                                  John Hancock
                              European Equity Fund

                 Europe succumbs to global economic uncertainty

Over the last 12 months, European equities fell prey to many of the same gyrations that afflicted financial markets worldwide. From the beginning of 1998 until late July, European markets marched steadily upward due to declining interest rates, strong earnings and economic growth, even though evidence indicated that the economic crisis in the Far East that began in mid-1997 was spreading and might hurt European corporate earnings. That positive momentum reversed in mid-summer on fears that the U.S. Federal Reserve Board might raise interest rates to slow growth and head off inflation. Coupled with the continuing deterioration in the Far East, investors feared higher interest rates would make it more difficult for corporations to sustain profit growth. Russia's devaluation of the ruble in August and concerns that currency problems would hit Latin America added fuel to the bearish fire, and European equity markets tumbled through the beginning of October. As the turmoil grew, the Fed's inflation fears became overshadowed by a desire to prevent global slowdowns from curtailing U.S. growth, and it lowered short-term interest rates at the end of September and again on October 15. These moves, plus those made by Spain and several other countries, helped markets to finally rebound. By the end of October, European markets had made up about 50% of the loss that occurred from the start of the decline in July through the beginning of October.

      From its inception on March 2, 1998 through the end of the Fund's fiscal year on October 31,

"...we chose companies that we felt had the ability to sustain earnings growth amid an uncertain environment."

--------------------------------------------------------------------------------
[A 3" x 2" photo at bottom right side of page of John Hancock European Equity Fund. Caption below reads "Fund management team members (l-r): Brigitte Carriere, Gerard Bailly, Claire Chaves d'Oliveira, Patrice de Larrard and Didier Le Conte."]
--------------------------------------------------------------------------------

================================================================================

                    John Hancock Funds - European Equity Fund

"...corporations and investors should benefit as the unified currency opens up markets..."

--------------------------------------------------------------------------------
[Pie chart at top left hand column with heading "Portfolio Diversification." The chart is divided into thirteen sections (from top to left): United Kingdom 25%, Other 1%, Norway 1%, Portugal 2%, Finland 2%, Ireland 2%, Sweden 2%, Spain 5%, Italy 7%, Netherlands 10%, Germany 12%, Switzerland 14% and France 17%. A note below the chart reads "As a percentage of net assets on October 31, 1998."]
--------------------------------------------------------------------------------

1998, John Hancock European Equity Fund's Class A shares posted a total return of 0.70% at net asset value, a performance that lagged the 4.32% return of the Morgan Stanley Capital International (MSCI) Europe Index and the 1.71% return of the average European region fund, according to Lipper Analytical Services, Inc.(1) Class B shares, which were launched June 1, 1998, returned -9.30% at net asset value from inception through October 31, 1998. While disappointing on an absolute basis, the Class B share results were better than the -12.90% average European region fund's return over the same period, according to Lipper. Keep in mind that your net asset value return will vary from the Fund's stated performance if you were not invested in the Fund for the entire period and did not reinvest all dividends.

Investment process

The Fund seeks long-term growth of capital by investing primarily in stocks of European companies. We put together the portfolio one stock at a time, based on individual company prospects. We start with a permanent list of about 400 large-capitalization companies, taking special care to pick those securities that tend to be more liquid, or easily tradable. This is a relatively large universe of stocks that requires us to follow news very closely and to meet regularly with company management. From this list, we winnow down our selections based on a number of criteria. We look for companies that promise high future profit growth, with strong management and a solid balance sheet structure. Among the measures we use to determine the relative attractiveness of a particular stock are return on equity and return on capital invested. We also keep an eye on a company's competitive position and the prospects for the company's sector compared to the overall market. Considerations about country weightings are subordinate. Once we decide to invest in a stock, we then look to make sure the Fund is not too heavily weighted in one country, and we keep an eye out for investment risks that might be specific to a particular country. That said, the Fund's largest country weightings at the end of the period were in the United Kingdom, France, Germany and Switzerland -- Europe's four largest markets. We should add that as most of Europe converts to a single monetary unit, the euro, on January 1, 1999, country-specific issues will become even less important. The pace of economic development for countries in the European Monetary Union should converge once the euro is introduced, and both corporations and investors should benefit as the unified currency opens up markets and opportunities.

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is Nokia followed by an up arrow with the phrase "Boosted by introduction of a new line of cellular handsets." The second listing is Roche followed by an up arrow with the phrase "Strong research and new product pipeline." The third listing is Alcatel followed by a down arrow with the phrase "Disappointing second half 1998 earnings projections." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

================================================================================

                    John Hancock Funds - European Equity Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "From inception March 2, 1998 through October 31, 1998." The chart is scaled in increments of 2% with -10% at the bottom and 2% at the top. The first bar represents the 0.70% Total return for John Hancock European Equity Fund Class A. The second bar represents the -9.30% total return for John Hancock European Equity Fund Class B. The third bar represents the 1.71% total return for Average European region fund. A note below the chart reads "Total returns for John Hancock European Equity Fund are at net asset value with all distributions reinvested. The average European region fund is tracked by Lipper Analytical Services, Inc. See pages seven and eight for historical performance information. *From inception June 1, 1998 through October 31, 1998."]
--------------------------------------------------------------------------------

Cautious beginning

Since the Fund's inception, we chose companies that we felt had the ability to sustain earnings growth amid an uncertain environment. This strategy led us to overweight the Fund relative to the MSCI Europe Index in pharmaceuticals, telecommunications, information services, capital goods, automobiles and retail. As the period progressed and volatility increased, we also reduced the number of holdings in the Fund, allocating assets to create larger stakes in the companies we felt had the strongest potential for growth.

      Pharmaceutical companies such as top Fund holdings Roche Holding, Novartis and Glaxo Wellcome were attractive because of increasing consumer use of pharmaceutical treatments and the companies' strong research and new product pipelines. In telecommunications, Ericsson and Vodafone Group benefited from continuing rapid development of cellular communications in Europe. Information service firms took advantage of helping to facilitate the conversion to the euro, as well as to solving Year 2000 computer problems. Retail companies were strengthened by increased consumer activity, as were automobile companies. In addition, auto manufacturers such as Daimler-Benz were attractive due to merger and restructuring activities.

Outlook

While we anticipate worldwide deceleration in economic growth, prospects for Europe remain attractive. Long-term interest rates on the continent are quite low and should remain so. While short-term rates in the United Kingdom are the highest in Europe, we anticipate the economic slowdown that is occurring there will encourage the government to cut rates further in order to stimulate growth. Adding to the positive sentiment on the continent is increased consumer spending, as well as the benefits of the upcoming conversion to the euro. In preparation, many companies are pursuing restructuring programs, an area that has greatly benefited many U.S. companies and is crucial to European firms that want to maintain an edge in an increasingly competitive landscape. The Fund will continue to search out these stories in our effort to produce competitive results over the long term.


"...prospects for Europe remain attractive."

--------------------------------------------------------------------------------
This commentary reflects the views of portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

(1) Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

                    John Hancock Funds - European Equity Fund

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock European Equity Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting before you invest or send money.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------

For the period ended September 30, 1998

                                      SINCE
                                    INCEPTION
                                     (3/2/98)
                                     --------
Cumulative Total Return(1)           (10.73%)
Average Annual Total Return          (10.73%)(2)

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------

For the period ended September 30, 1998

                                      SINCE
                                    INCEPTION
                                     (6/1/98)
                                     --------
Cumulative Total Return(1)           (19.50%)
Average Annual Total Return          (19.50%)(2)

Notes to Performance

(1) The Adviser has agreed to limit the Fund's expenses on Class A and Class B shares to 1.90% and 2.60%, respectively, of the Fund's average daily net assets. Without the limitation of expenses, the cumulative total return since inception for Class A and Class B shares would have been (11.57%) and (19.98%), respectively.

(2)   Not annualized.

================================================================================

                    John Hancock Funds - European Equity Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock European Equity Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International (MSCI) Europe Index-an unmanaged index used to measure the performance of securities listed on European stock exchanges. Past performance is not indicative of future results.

Line chart with the heading John Hancock European Equity Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI Europe Index and is equal to $10,432 as of October 31, 1998. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund on March 2, 1998, before sales charge, and is equal to $10,070 as of October 31, 1998. The third line represents the value of the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $9,567 as of October 31, 1998.

Line chart with the heading John Hancock European Equity Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI Europe Index and is equal to $9,992 as of October 31, 1998. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund on June 1, 1998, before sales charge, and is equal to $9,069 as of October 31, 1998. The third line represents the value of the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $8,616 as of October 31, 1998.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - European Equity Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 1998. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
October 31, 1998
--------------------------------------------------------------------------------
Assets:
  Investments at value - Note C:
   Common and preferred stocks and warrants
     (cost - $28,372,553) .....................................     $27,292,250
  Cash ........................................................         755,367
  Foreign currency, at value (cost - $70,160) .................          70,160
  Receivable for investments sold .............................         434,770
  Receivable for shares sold ..................................         121,016
  Dividends receivable ........................................          17,993
  Foreign tax receivable ......................................           6,613
                                                                    -----------
                    Total Assets ..............................      28,698,169
                    -----------------------------------------------------------
Liabilities:
  Payable for investments purchased ...........................         627,591
  Payable for forward foreign currency exchange
   contracts purchased - Note A ...............................           2,511
  Payable for forward foreign currency exchange
   contracts sold - Note A ....................................             783
  Payable for shares repurchased ..............................           9,958
  Payable to John Hancock Advisers, Inc.
   and affiliates - Note B ....................................           6,733
  Accounts payable and accrued expenses .......................          56,299
                                                                    -----------
                    Total Liabilities .........................         703,875
                    -----------------------------------------------------------
Net Assets:
  Capital paid-in .............................................      30,583,821
  Accumulated net realized loss on investments, financial
   futures contracts and foreign currency transactions ........      (1,468,286)
  Net unrealized depreciation of investments and
   foreign currency transactions ..............................      (1,082,022)
  Accumulated net investment loss .............................         (39,219)
                                                                    -----------
                    Net Assets ................................     $27,994,294
                    ===========================================================
Net Asset Value Per Share:
  (Based on net asset values and shares of beneficial
   interest outstanding - unlimited number of shares
   authorized with no par value)
  Class A(1) - $12,146,977/1,206,660 ..........................          $10.07
  =============================================================================
  Class B(2) - $15,847,317/1,578,411 ..........................          $10.04
  =============================================================================
Maximum Offering Price Per Share*
  Class A - ($10.07 x 105.26%) ................................          $10.60
  =============================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

(1)   Class A shares commenced operations on March 2, 1998.

(2)   Class B shares commenced operations on June 1, 1998.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
For the period from March 2, 1998 (commencement of operations) to
October 31, 1998
--------------------------------------------------------------------------------
Investment Income:
  Interest ....................................................         $51,514
  Dividends (net of foreign withholding taxes of $17,858) .....         124,146
                                                                    -----------
                                                                        175,660
                                                                    -----------
  Expenses:
   Investment management fee - Note B .........................          88,920
   Distribution and service fee - Note B
     Class A ..................................................          15,112
     Class B ..................................................          48,426
   Custodian fee ..............................................         114,359
   Registration and filing fees ...............................          69,116
   Auditing fee ...............................................          10,000
   Transfer agent fee .........................................           7,900
   Printing ...................................................           5,044
   Financial service fee ......................................           1,476
   Miscellaneous ..............................................             713
   Trustees' fees .............................................              88
   Legal fees .................................................              54
                                                                    -----------
                    Total Expenses ............................         361,208
                    -----------------------------------------------------------
                    Less Expense Reductions -
                    Note B ....................................        (139,476)
                    -----------------------------------------------------------
                    Net Expenses ..............................         221,732
                    -----------------------------------------------------------
                    Net Investment Loss .......................         (46,072)
                    -----------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments,
Financial Futures Contracts and Foreign Currency
Transactions:
  Net realized loss on investments sold .......................      (1,503,865)
  Net realized gain on financial futures contracts ............          35,579
  Net realized loss on foreign currency transactions ..........         (88,297)
  Change in net unrealized appreciation/depreciation
   of investments .............................................      (1,080,303)
  Change in net unrealized appreciation/depreciation
   of foreign currency transactions ...........................          (1,719)
                                                                    -----------
                    Net Realized and Unrealized
                    Loss on Investments, Financial
                    Futures Contracts and
                    Foreign Currency Transactions .............      (2,638,605)
                    -----------------------------------------------------------
                    Net Decrease in Net Assets
                    Resulting from Operations .................     ($2,684,677)
                    ===========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - European Equity Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           FOR THE PERIOD FROM
                                                                              MARCH 2, 1998
                                                                      (COMMENCEMENT OF OPERATIONS)
                                                                           TO OCTOBER 31, 1998
                                                                           -------------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment loss ................................................             ($46,072)
  Net realized loss on investments sold, financial futures contracts
    and foreign currency transactions ................................           (1,556,583)
  Change in net unrealized appreciation/depreciation of investments
    and foreign currency transactions ................................           (1,082,022)
                                                                                -----------
    Net Decrease in Net Assets Resulting from Operations .............           (2,684,677)
                                                                                -----------
From Fund Share Transactions - Net:* .................................           30,678,971
                                                                                -----------
Net Assets:
  Beginning of period ................................................                   --
  End of period (including accumulated net investment loss of $39,219)          $27,994,294
                                                                                ===========

* Analysis of Fund Share Transactions:

                                              FOR THE PERIOD FROM MARCH 2, 1998
                                                (COMMENCEMENT OF OPERATIONS)
                                                     TO OCTOBER 31, 1998
                                                  --------------------------
                                                    SHARES         AMOUNT
                                                  ---------      -----------
CLASS A**
  Shares sold ..........................          1,635,681      $17,462,387
  Less shares repurchased ..............           (429,021)      (4,383,005)
                                                  ---------      -----------
  Net increase .........................          1,206,660      $13,079,382
                                                  =========      ===========
CLASS B***
  Shares sold ..........................          1,817,977      $20,041,352
  Less shares repurchased ..............           (239,566)      (2,441,763)
                                                  ---------      -----------
  Net increase .........................          1,578,411      $17,599,589
                                                  =========      ===========

 ** Class A shares commenced operations on March 2, 1998.
*** Class B shares commenced operations on June 1, 1998.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed for the period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the period, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - European Equity Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                             FROM MARCH 2, 1998
                                                                (COMMENCEMENT
                                                               OF OPERATIONS)
                                                             TO OCTOBER 31, 1998
                                                             -------------------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period .....................         $10.00
                                                                    -------
  Net Investment Income (1) ................................           0.01
  Net Realized and Unrealized Gain on Investments,
    Financial Futures Contracts and Foreign Currency
    Transactions ...........................................           0.06
                                                                    -------
   Total From Investment Operations ........................           0.07
                                                                    -------
  Net Asset Value, End of Period ...........................         $10.07
                                                                    =======
  Total Investment Return at Net Asset Value (2) ...........           0.70%(3)
  Total Adjusted Investment Return at Net
    Asset Value (2,4) ......................................          (0.24%)(3)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) .................        $12,147
  Ratio of Expenses to Average Net Assets ..................           1.90%(5)
  Ratio of Adjusted Expenses to Average Net Assets (6) .....           3.31%(5)
  Ratio of Net Investment Income to Average Net Assets .....           0.16%(5)
  Ratio of Adjusted Net Investment Loss to Average
    Net Assets (6) .........................................          (1.25%)(5)
  Portfolio Turnover Rate ..................................             31%
  Fee Reduction Per Share (1) ..............................          $0.10

The Financial Highlights summarizes the impact of the following factors on a single share for the period indi cated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed for the period. Additionally, important rela tionships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - European Equity Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                              FROM JUNE 1, 1998
                                                                (COMMENCEMENT
                                                               OF OPERATIONS)
                                                             TO OCTOBER 31, 1998
                                                             -------------------
CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period ..........................    $11.07
                                                                     ------
  Net Investment Loss (1) .......................................     (0.04)
  Net Realized and Unrealized Loss on Investments,
    Financial Futures Contracts and Foreign
    Currency Transactions .......................................     (0.99)
                                                                     ------
   Total From Investment Operations .............................     (1.03)
                                                                     ------
  Net Asset Value, End of Period ................................    $10.04
                                                                     ======
  Total Investment Return at Net Asset Value (2) ................     (9.30%)(3)
  Total Adjusted Investment Return at Net Asset
    Value (2,4) .................................................     (9.89%)(3)


Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ......................    $15,847
  Ratio of Expenses to Average Net Assets .......................      2.60%(5)
  Ratio of Adjusted Expenses to Average Net Assets (6) ..........      4.01%(5)
  Ratio of Net Investment Loss to Average Net Assets ............     (1.12%)(5)
  Ratio of Adjusted Net Investment Loss to Average
    Net Assets (6) ..............................................     (2.53%)(5)
  Portfolio Turnover Rate .......................................        31%
  Fee Reduction Per Share (1) ...................................     $0.06

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) An estimated total return calculation which does not take into consideration fee reductions by the Adviser during the periods shown.
(5) Annualized.
(6) Unreimbursed, without fee reduction.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - European Equity Fund

Schedule of Investments
October 31, 1998
--------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the European Equity Fund on October 31, 1998. It's divided into three main categories: common stocks, preferred stocks and warrants. The stocks and warrants are further broken down by country.

                                                                        MARKET
ISSUER, DESCRIPTION                                 NUMBER OF SHARES    VALUE
-------------------                                 ----------------    -----

COMMON STOCKS
Finland (2.05%)
   Nokia AB (Telecommunications) ..................      6,300          $573,353
                                                                      ----------
France (16.88%)
   Accor SA (Leisure) .............................      1,100           231,052
   Air Liquide SA (Chemicals) .....................      1,000           167,390
   Cap Gemini SA (Computers) ......................      1,950           293,067
   Carrefour SA (Retail) ..........................        630           418,193
   France Telecom SA
     (Telecommunications) .........................      3,300           230,161
   L'Oreal SA (Cosmetics & Personal Care) .........        800           457,172
   Legrand SA (Manufacturing) .....................      1,500           382,296
   Paribas SA (Banks - Foreign) ...................      2,651           194,868
   Peugeot SA (Automobile / Trucks) ...............      1,500           250,274
   Pinault-Printemps-Redoute SA (Retail) ..........      2,600           435,213
   Rexel SA (Electronics) .........................      2,000           183,589
   Synthelabo SA (Medical) ........................      1,500           286,182
   Total SA (Oil & Gas) ...........................      3,000           346,119
   Valeo SA (Automobile / Trucks) .................      3,500           303,011
   Vivendi SA (Diversified Operations) ............      2,400           548,174
                                                                      ----------
                                                                       4,726,761
                                                                      ----------
Germany (9.68%)
   Allianz AG (Insurance) .........................      1,500           514,337
   BASF AG (Chemicals) ............................      8,000           339,028
   Bayerische Hypo- und Vereinsbank AG
     (Banks - Foreign) ............................      5,300           420,736
   Daimler-Benz AG (Automobile / Trucks)* .........      7,300           566,284
   Deutsche Telekom AG
     (Telecommunications) .........................      5,000           136,191
   Douglas Holding AG (New) (Retail) ..............        280            15,568
   Douglas Holding AG (Retail) ....................      3,500           200,724
   Fresenius AG (Medical) .........................      1,350           191,518
   Muenchener Rueckversicherungs-
     Gesellschaft AG (New Shares)
     (Insurance)* .................................         16             7,283
   VEBA AG (Diversified Operations) ...............      5,000           279,203
   Volkswagen AG (Automobile / Trucks) ............        500            37,579
                                                                      ----------
                                                                       2,708,451
                                                                      ----------
Ireland (1.71%)
   Allied Irish Banks PLC (Banks - Foreign) .......     15,102           216,870
   CRH PLC (Building) .............................     18,000           262,101
                                                                      ----------
                                                                         478,971
                                                                      ----------
Italy (6.98%)
   Assicurazioni Generali SpA (Insurance) .........      9,000           322,223
   BCA Comm Italiana (Banks - Foreign) ............     30,000           185,356
   Credito Italiano SpA (Banks - Foreign) .........     50,000           268,366
   Ente Nazionale Idrocarburi SpA
     (Oil & Gas) ..................................     43,004           255,734
   Telecom Italia Mobile (TIM) SpA
     (Telecommunications) .........................     76,100           269,672
   Telecom Italia Mobile SpA - RNC
     (Telecommunications) .........................     42,980           249,431
   Telecom Italia SpA
     (Telecommunications) .........................     80,000           403,037
                                                                      ----------
                                                                       1,953,819
                                                                      ----------
Netherlands (9.83%)
   ABN AMRO Holdings NV
     (Banks - Foreign) ............................      6,400           119,885
   Aegon NV (Insurance) ...........................      4,073           353,359
   Dordtsche Petroleum-Industrie MIJ NV
     (Diversified Operations) .....................     18,500           801,012
   ING Groep NV (Banks - Foreign) .................      9,500           459,632
   Numico (kon) NV (Food) .........................      5,000           196,687
   Oce NV (Office) ................................      6,000           194,600
   Unilever NV (Food) .............................      4,000           296,717
   Wolters Kluwer NV (Media) ......................      1,700           329,364
                                                                      ----------
                                                                       2,751,256
                                                                      ----------
Norway (0.53%)
   Tomra Systems ASA (Machinery) ..................      5,300           148,992
                                                                      ----------
Portugal (1.69%)
   Electricidade de Portugal SA (Utilities) .......      7,000           175,953
   Portugal Telecom SA
     (Telecommunications) .........................      6,250           296,104
                                                                      ----------
                                                                         472,057
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - European Equity Fund

                                                                        MARKET
ISSUER, DESCRIPTION                                 NUMBER OF SHARES    VALUE
-------------------                                 ----------------    -----

Spain (4.84%)
   Banco Bilbao Vizcaya SA
     (Banks - Foreign)* ..........................      19,000          $256,283
   Banco Santander SA (Banks - Foreign) ..........         180             3,297
   Centros Com Pryca (Retail) ....................      10,000           221,851
   Endesa SA (Utilities) .........................      15,000           378,035
   Telefonica SA (Telecommunications) ............      11,000           496,663
                                                                     -----------
                                                                       1,356,129
                                                                     -----------
Sweden (2.01%)
   Ericsson (LM) Telefonaktiebolaget
     (Telecommunications) ........................      25,000           563,669
                                                                     -----------
Switzerland (14.01%)
   Adecco SA (Business Services - Misc.) .........         600           239,061
   Credit Suisse Group (Banks - Foreign) .........         800           122,925
   Nestle SA (Food) ..............................         295           626,872
   Novartis AG Bearer (Medical) ..................         565         1,017,192
   Novartis AG - Reg Shs (Medical) ...............          50            89,943
   Roche Holding AG (Medical) ....................          88         1,025,898
   UBS AG* (Banks - Foreign) .....................       1,260           345,377
   Zurich Allied AG* (Insurance)  ................         750           455,434
                                                                     -----------
                                                                       3,922,702
                                                                     -----------
United Kingdom (25.24%)
   Abbey National PLC (Banks - Foreign) ..........      17,000           330,623
   Bank of Scotland (Banks - Foreign) ............      16,000           173,797
   British Aerospace PLC (Aerospace) .............      56,003           414,296
   British Petroleum Co. PLC (Oil & Gas) .........      46,000           675,204
   British Telecommunications PLC
     (Telecommunications) ........................      50,000           646,048
   CMG PLC (Computers) ...........................       7,495           175,296
   CMG PLC (Computers)* ..........................         505            11,833
   Compass Group PLC (Food) ......................      25,000           253,147
   General Electric Co. PLC (Electronics) ........      25,284           202,068
   Glaxo Wellcome PLC (Medical) ..................      30,000           931,916
   Kingfisher PLC (Retail) .......................      40,500           355,531
   Lloyds TSB Group PLC (Banks - Foreign) ........      49,600           612,239
   Misys (Computers) .............................      21,500           150,775
   Prudential Corp. PLC (Insurance) ..............      12,000           156,056
   Rentokil Initial PLC
     (Diversified Operations) ....................      32,000           200,308
   SEMA Group PLC (Computers) ....................      25,000           202,518
   SmithKline Beecham PLC (Medical) ..............      32,500           406,332
   Smiths Industries PLC (Manufacturing) .........      17,500           234,318
   Vodafone Group PLC
     (Telecommunications) ........................      52,500           702,954
   Zeneca Group PLC (Medical) ....................       6,000           230,368
                                                                     -----------
                                                                       7,065,627
                                                                     -----------
              TOTAL COMMON STOCKS
               (Cost $27,671,786) ................      (95.45%)      26,721,787
                                                       -------       -----------
PREFERRED STOCKS
Germany (2.04%)
   Fresenius AG (Medical) ........................         355            60,863
   SAP AG (Computers) ............................         900           438,455
   Volkswagen AG (Automobile / Trucks) ...........       1,500            70,450
                                                                     -----------
           TOTAL PREFERRED STOCKS
                  (Cost $699,933) ................       (2.04%)         569,768
                                                       -------       -----------
WARRANTS
Germany (0.00%)
   Muenchener Rueckversicherungs-
     Gesellschaft AG (Insurance)* ................          16               695
                                                                     -----------
                                    TOTAL WARRANTS
                                       (Cost $834)       (0.00%)             695
                                                       -------       -----------
                 TOTAL COMMON AND PREFERRED STOCKS
                                      AND WARRANTS
                                (Cost $28,372,553)      (97.49%)      27,292,250
                                                       -------       -----------
                 OTHER ASSETS AND LIABILITIES, NET       (2.51%)         702,044
                                                       -------       -----------
                                  TOTAL NET ASSETS     (100.00%)     $27,994,294
                                                       =======       ===========

* Non-income producing security

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                    John Hancock Funds - European Equity Fund

Portfolio Concentration
October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries in which it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at October 31, 1998 assigned to the various investment categories.

                                                                  MARKET VALUE
                                                                 OF SECURITIES
                                                                 AS A PERCENTAGE
INVESTMENT CATEGORIES                                             OF NET ASSETS
---------------------                                             -------------
Aerospace ...................................................          1.48%
Automobile/Trucks ...........................................          4.39
Banks - Foreign .............................................         13.25
Building ....................................................          0.94
Business Services - Misc ....................................          0.85
Chemicals ...................................................          1.81
Computers ...................................................          4.54
Cosmetics & Personal Care ...................................          1.63
Diversified Operations ......................................          6.53
Electronics .................................................          2.74
Food ........................................................          4.91
Insurance ...................................................          6.46
Leisure .....................................................          0.83
Machinery ...................................................          0.53
Manufacturing ...............................................          0.84
Media .......................................................          1.18
Medical .....................................................         15.14
Office ......................................................          0.70
Oil & Gas ...................................................          4.56
Retail ......................................................          5.88
Telecommunications ..........................................         16.32
Utilities ...................................................          1.98
                                                                      -----
                                            TOTAL INVESTMENTS         97.49%
                                                                      =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - European Equity Fund

NOTE A -
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock European Equity Fund (the "Fund"), John Hancock Global Health Sciences Fund and John Hancock Pacific Basin Equities Fund. Prior to October 1, 1998, John Hancock Global Health Sciences Fund was known as John Hancock Global Rx Fund. The other series of the Trust are reported in separate financial statements. The Fund's investment objective is to achieve long-term capital appreciation through investment in a diversified portfolio of European equity securities.

   The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. Effective December 8, 1998, the Board of Trustees have authorized the issuance of Class C shares in 1999. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. On June 1, 1998, Class B shares of beneficial interest were sold to commence class activity.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,450,896 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distributions will be made. The carryforwards expire as follows: October 31, 2006 -- $1,450,896.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - European Equity Fund

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $800 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at rates ranging from 0.070% to 0.075% per annum based on the average daily unused portion of the lines of credit, is allocated among the participating funds. The Fund had no borrowing activity for the period ended October 31, 1998.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund had no securities lending activity for the period ended October 31, 1998.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - European Equity Fund

facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

   At October 31, 1998, open forward foreign currency exchange contracts were as follows:

                        PRINCIPAL AMOUNT      EXPIRATION     UNREALIZED
CURRENCY               COVERED BY CONTRACT       DATE       DEPRECIATION
--------               -------------------       ----       ------------

BUYS
French Francs                658,643            NOV 98        ($642)
Italian Lira             418,251,000            NOV 98       (1,180)
Portuguese Escudo          3,866,565            NOV 98          (83)
Pound Sterling                96,236            NOV 98         (606)
                                                            --------
                                                            ($2,511)
                                                            ========
SELLS
Finnish Markka               345,361            NOV 98        ($298)
French Francs              1,588,708            NOV 98          (20)
Pound Sterling                47,959            NOV 98         (465)
                                                            --------
                                                              ($783)
                                                            ========

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

   When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

   For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

   At October 31, 1998, there were no open positions in financial futures contracts.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Adviser is responsible for managing the Fund's investment business affairs and overseeing the investment activities of the sub-adviser, Indocam International Investment Services ("IIIS") (the "Sub-Adviser"). Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $500,000,000.

   The Adviser has a sub-investment management contract with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, provides the Fund with investment services and advice with respect to that portion of the Fund's assets invested in countries other than the United States. The Adviser pays the Sub-Adviser a fee at the annual rate of 0.35% of the average daily net assets of the Fund.

   The Adviser has agreed to limit the Fund's expenses on Class A and Class B shares to 1.90% and 2.60%, respectively, of the Fund's average daily net assets. Accordingly, the reduction in the Adviser's fee amounted

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - European Equity Fund

to $139,476 for the period ended October 31, 1998. The Adviser reserves the right to terminate this limitation in the future.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended October 31, 1998, net sales charges received with regard to sales of Class A shares amounted to $109,852. Out of this amount, $1,602 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $105,251 was paid as sales commissions to unrelated broker-dealers and $2,999 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended October 31, 1998, contingent deferred sales charges paid to JH Funds amounted to $144,313.

   In addition, to reimburse JH Funds for the services it provides as distributors of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

   The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

   Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The Adviser owned 150,038 Class A shares of beneficial interest of the Fund as of October 31, 1998. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At October 31, 1998, the Fund's investments to cover the deferred compensation liability had no unrealized appreciation/depreciation.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended October 31, 1998, aggregated $34,294,473 and $4,417,053, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended October 31, 1998.

   The cost of investments owned at October 31, 1998 for federal income tax purposes was $28,430,895. Gross unrealized appreciation and depreciation of investments aggregated $838,410 and $1,977,055, respectively, resulting in unrealized depreciation of $1,138,645.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - European Equity Fund

NOTE D -
RECLASSIFICATION OF ACCOUNTS

During the period ended October 31, 1998, the Fund has reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $88,297, a decrease in accumulated net investment loss of $6,853 and a decrease in capital paid-in of $95,150. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1998. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses and net realized gain/loss on foreign currency transactions in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

================================================================================

                    John Hancock Funds - European Equity Fund

REPORT OF INDEPENDENT AUDITORS
To the Shareholders of John Hancock European Equity Fund and the Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock European Equity Fund (the "Fund") (a series of John Hancock World Fund) for the period from March 2, 1998 to October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and the significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 1998

======================================NOTES=====================================

                    John Hancock Funds - European Equity Fund

======================================NOTES=====================================

                    John Hancock Funds - European Equity Fund

======================================NOTES=====================================

                    John Hancock Funds - European Equity Fund

================================================================================

                                                              ----------------
[LOGO] JOHN HANCOCK FUNDS                                         Bulk Rate
       A Global Investment Management Firm                      U.S. Postage
                                                                    PAID
101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                    Randolph, MA
1-800-225-5291  1-800-554-6713 (TDD)                            Permit No. 75
INTERNET: www.jhancock.com/funds                              ----------------

--------------------------------------------------------------------------------

      This report is for the information of shareholders of the John Hancock European Equity Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[Recycle Logo] Printed on Recycled Paper                           9200A  10/98
                                                                          12/98

[A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads "A Global Investment Management Firm." A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]

                                  ANNUAL REPORT
--------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]


                                  Global Health
                                  Sciences Fund

                                OCTOBER 31, 1998

                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                    ----------------------------------------

                                    TRUSTEES
                             EDWARD J. BOUDREAU, JR.
                               DENNIS S. ARONOWITZ
                            RICHARD P. CHAPMAN, JR.*
                               WILLIAM J. COSGROVE
                                DOUGLAS M. COSTLE
                                LELAND O. ERDAHL
                               RICHARD A. FARRELL
                                 GAIL D. FOSLER
                                WILLIAM F. GLAVIN
                                 ANNE C. HODSDON
                                DR. JOHN A. MOORE
                              PATTI MCGILL PETERSON
                                 JOHN W. PRATT*
                               RICHARD S. SCIPIONE
                               EDWARD J. SPELLMAN*
                         *Members of the Audit Committee

                                    OFFICERS
                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                                Vice Chairman and
                            Chief Investment Officer
                                 ANNE C. HODSDON
                      President and Chief Operating Officer
                                 JAMES B. LITTLE
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                      Vice President and Compliance Officer

                                    CUSTODIAN
                        STATE STREET BANK & TRUST COMPANY
                               225 FRANKLIN STREET
                           BOSTON, MASSACHUSETTS 02110

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                        BOSTON, MASSACHUSETTS 02109-1803

                              INDEPENDENT AUDITORS
                           PRICEWATERHOUSECOOPERS LLP
                               160 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110

                    ----------------------------------------

===============================CHAIRMAN'S MESSAGE===============================

DEAR FELLOW SHAREHOLDERS:

An often-used analogy for stock market performance over the short term is a roller coaster. That is because, while long-term history suggests the market's general direction is up, its swings over the short term can be dramatic and, at times, violent. This year, the market has given us several stark examples of this phenomenon. From the new highs set in mid-July, the major indices plunged by 19% through the end of August. It was the worst such fall since 1990. For the first time in a number of years, some bonds and bond mutual funds outperformed stocks and stock mutual funds. Seeking safety in a world of global economic uncertainties, investors everywhere converged on U.S. Treasury bonds and pushed their yields to historic lows.

   Then in early October, the market staged a remarkable rebound that was sparked by the Federal Reserve's two cuts in interest rates. The major indices regained all their previously lost ground and the S&P 500 Stock Index ended October actually up by 15% year-to-date.

   Investors have been understandably shaken by these dramatic twists and turns, but we are pleased to report that most individual investors did not panic, and we hope that means they've taken our words to heart. Over the long term, markets do not move up or down in a straight line. That's why after watching the market charge ahead almost uninterrupted for so many years, we have been striking a more cautionary stance in this space over the last several months.

--------------------------------------------------------------------------------
[A 1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

   Analysts are still pondering the implications of global turmoil and the potential for slower U.S. economic and corporate earnings growth. While we don't make a practice of opining on what the market will do next, we continue to believe it would be wise for investors to set more realistic expectations. Over the long term, the market's historical results have been more in the 10% per year range, which is still a solid result, considering it has been produced despite wars, depressions and other social upheavals along the way.

   There is no doubt, however, that the market's heightened volatility and recent dramatic moves have been cause for concern. In these uncertain times, it becomes even harder to remember to "stay the course" and stick to your long-term investment plan. But this remains the essential tenet of successful investing. Now could also be a good time to review your asset allocation with your investment professional, keeping in mind that the last six months' divergence in performance of stocks and high-quality bonds is a perfect example of why all your eggs shouldn't be in one basket.

Sincerely,


/s/ Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                     BY LINDA MILLER, CFA, PORTFOLIO MANAGER

                    John Hancock Global Health Sciences Fund

                 Health-care stocks mostly repel market turmoil
                             and produce solid gains

Effective October 1, 1998, Global Rx Fund was renamed Global Health Sciences Fund to more clearly identify it as an investment focused on the diverse and growing health-care industry.

Large drug company stocks proved to be an effective antidote against much that ailed the overall stock market during the past year. Thanks in large part to key new product introductions and the benefits of drug coverage provided by managed health-care plans in the U.S., drug stocks were relatively immune to woes -- including global economic turmoil and slower corporate earnings growth -- that took a toll on many other U.S. and international stocks. In addition, the aging of the population, both in America and Western Europe, further bolstered the demand for pharmaceuticals. Although they eventually were infected by the market's continued drop in late summer and early fall, drug stocks held up better than many other segments.

   Medical service companies didn't enjoy the same robust conditions. The squeeze on health-care providers continued, as large employers pressured managed-care companies to control coverage premiums. In turn, health maintenance organizations exerted pressure on providers like hospitals and physicians. Furthermore, certain sectors, such as home health care and nursing homes, were hurt by the federal government's reduction in Medicare reimbursement rates, changes in payment schedules and investigations

"...drug stocks were relatively immune to woes..."

--------------------------------------------------------------------------------
[A 3" x 2" photo at bottom right side of page of John Hancock Global Health Sciences Fund. Caption below reads "Fund management team members (l-r): "Ben Hock, Linda Miller and Rob Hallisey."]
--------------------------------------------------------------------------------

================================================================================

                John Hancock Funds - Global Health Sciences Fund

"Pharmaceutical companies... were among the Fund's best performers..."

--------------------------------------------------------------------------------
[Table at top left hand column entitled "Top Five Common Stock Holdings." The first listing is Warner-Lambert 5.3%, the second is Schering-Plough 5.0%, the third Pfizer 4.7%, the fourth Merck 4.1% and the fifth Bristol-Myers Squibb 4.0%. A note below the table reads "As a percentage of net assets on October 31, 1998."]
--------------------------------------------------------------------------------

regarding payment practices.

   For the year ended October 31, 1998, John Hancock Global Health Sciences Fund's Class A and Class B shares posted total returns of 13.91% and 13.11%, respectively, at net asset value. The Fund handily outpaced the average healthcare/biotechnology fund's return of 5.38%, according to Lipper Analytical Services, Inc.(1) Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

Leaders and laggards

Pharmaceutical companies -- including Warner-Lambert, Schering-Plough and Pfizer -- were among the Fund's best performers over the past year and rank among its largest holdings. Warner-Lambert posted gains thanks in large part to the company's success with two new products: Lipitor and Rezulin. Lipitor, which the company markets in a partnership with Pfizer, took over a large portion of the multibillion-dollar market for cholesterol-lowering drugs, while Rezulin, despite a number of ups and downs during the year, attained a sizable role in the market for diabetes treatments. Schering-Plough's introduction of Rebetron, a combination therapy used to treat chronic hepatitis, added to a success story based recently on Intron interferon and Claritin, the largest-selling prescription anti-allergy agent. Pfizer continued to post gains based on the launch of the highly publicized Viagra, used to treat male impotence.

   The theme of mergers and acquisitions helped buoy a number of our medical device stocks. DePuy, a leading manufacturer of orthopedic implants, gained sharply after announcing a buy-out by Johnson & Johnson. We also saw good performance from Physio-Control International, a manufacturer and marketer of external defibrillators, on the news that it would be taken over by Medtronic. And Stryker, another broad-based orthopedics company, announced that it would acquire the Howmedica division of Pfizer, nearly doubling the company's overall size.

   Our disappointments were generally concentrated in the health services sector. HEALTHSOUTH, a long-time holding of the Fund which operates rehabilitation clinics and outpatient surgery centers, stumbled on concerns of weak pricing trends and a coincident slowdown in growth in 1999. Concentra Managed Care, in the worker's compensation field, suffered from a business slowdown serving its insurance customers. Fortunately, our holdings in this group were limited, and this helped the Fund's relative performance as well.

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is Warner-Lambert followed by an up arrow with the phrase "Success with Lipitor, Rezulin." The second listing is Physio-Control International followed by an up arrow with the phrase "Bought by Medtronic." The third listing is HEALTHSOUTH followed by a down arrow with the phrase "Pressure on prices." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

================================================================================

                John Hancock Funds - Global Health Sciences Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the year ended October 31, 1998." The chart is scaled in increments of 3% with 0% at the bottom and 15% at the top. The first bar represents the 13.91% Total return for John Hancock Global Health Sciences Fund Class A. The second bar represents the 13.11% total return for John Hancock Global Health Sciences Fund Class B. The third bar represents the 5.38% total return for Average healthcare/biotechnology fund. A note below the chart reads "Total returns for John Hancock Global Health Sciences Fund are at net asset value with all distributions reinvested. The average healthcare/biotechnology fund is tracked by Lipper Analytical Services, Inc. See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

Increased focus on mid-sized companies

Although we remain quite optimistic about the long-term prospects in the pharmaceutical sector, stock valuations remain high after their impressive rise over the past 12 months. As a result, we have increased or added to positions in mid-sized drug stocks, retail drug chains and drug wholesalers, all companies that should benefit from the same secular trends favoring the large multinational pharmaceutical companies. Several mid-sized drug companies we have focused on are Watson Pharmaceutical, offering products in women's health and dermatology; Forest Laboratories, launching a new anti-depressant Celexa with partner Warner-Lambert; and Mylan Laboratories, which is growing its generic and branded products businesses. Retail drug chains include CVS, Rite Aid, Walgreens and Duane Reade, and drug wholesalers include Cardinal Health and McKesson, each of which has announced several new acquisitions of higher-margin businesses. Biotechnology remains an area of interest as well, though many of the individual stocks in this sector are highly speculative.

Outlook

We continue to remain optimistic about the outlook for health-care companies, and particularly drug stocks, although it wouldn't surprise us at all if these take a breather after their impressive recent run. From a fundamental standpoint, all signs point to continued growth for this sector. Progress remains substantial regarding research and development and there is still strong support for expedited regulatory reviews in the U.S. and around the world. Nevertheless, continued growth in health-care spending remains a concern, especially if public policy drifts more toward a desire to control costs and away from providing solutions to unmet medical needs. We will continue to monitor these trends and evaluate their impact on the health-care sector as part of our ongoing research and fundamental analysis aimed at finding the best investment opportunities for the long term.

"From a fundamental standpoint, all signs point to continued growth for this sector."

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole.

(1) Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

                John Hancock Funds - Global Health Sciences Fund

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Global Health Sciences Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all the distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting, before you invest or send money.

--------------------------------------------------------------------------------
 CLASS A
--------------------------------------------------------------------------------

For the period ended September 30, 1998

                                                             SINCE
                                   ONE         FIVE        INCEPTION
                                  YEAR         YEARS       (10/1/91)
                                  ----         -----       ---------
Cumulative Total Returns          2.84%       134.50%       233.38%
Average Annual Total Returns      2.84%        18.58%        18.77%

--------------------------------------------------------------------------------
 CLASS B
--------------------------------------------------------------------------------

For the period ended September 30, 1998

                                                             SINCE
                                                 ONE       INCEPTION
                                                YEAR        (3/7/94)
                                                ----        --------
Cumulative Total Returns                        2.49%        94.28%
Average Annual Total Returns                    2.49%        15.65%

================================================================================

                John Hancock Funds - Global Health Sciences Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock Global Health Sciences Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Stock Index-an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. Past performance is not indicative of future results.

Line chart with the heading John Hancock Global Health Sciences Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Global Health Sciences Fund on October 1, 1991, before sales charge, and is equal to $36,438 as of October 31, 1998. The second line represents the value of the same hypothetical investment made in the John Hancock Global Health Sciences Fund, after sales charge, and is equal to $34,604 as of October 31, 1998. The third line represents the Standard & Poor's 500 Stock Index and is equal to $33,617 as of October 31, 1998.

Line chart with the heading John Hancock Global Health Sciences Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Stock Index and is equal to $26,037 as of October 31, 1998. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Global Health Sciences Fund on March 7, 1994, before sales charge, and is equal to $20,363 as of October 31, 1998. The third line represents the value of the same hypothetical investment made in the John Hancock Global Health Sciences Fund, after sales charge, and is equal to $20,163 as of October 31, 1998.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 1998. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
October 31, 1998
--------------------------------------------------------------------------------
Assets:
 Investments at value - Note C:
  Common stocks (cost - $150,006,243) .........................    $196,755,168
  Short-term investments (cost - $47,406,123) .................      47,406,123
                                                                   ------------
                                                                    244,161,291
 Cash .........................................................          10,952
 Receivable for investments sold ..............................          86,105
 Receivable for shares sold ...................................         500,724
 Dividends receivable .........................................          89,087
 Interest receivable ..........................................           4,127
 Other assets .................................................           3,025
                                                                   ------------
             Total Assets .....................................     244,855,311
             ------------------------------------------------------------------
Liabilities:
 Payable for investments purchased ............................       2,829,326
 Payable for shares repurchased ...............................          65,729
 Payable upon return of securities on loan - Note A ...........      33,599,123
 Foreign taxes payable ........................................           4,942
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B .....................................         455,036
 Accounts payable and accrued expenses ........................          92,164
                                                                   ------------
             Total Liabilities ................................      37,046,320
             ------------------------------------------------------------------
Net Assets:
 Capital paid-in ..............................................     162,451,474
 Accumulated net realized loss on investments and
  foreign currency transactions ...............................      (1,389,731)
 Net unrealized appreciation of investments and
  foreign currency transactions ...............................      46,749,145
 Accumulated net investment loss ..............................          (1,897)
                                                                   ------------
             Net Assets .......................................    $207,808,991
             ==================================================================
Net Asset Value Per Share:
 (Based on net asset values and shares of beneficial
  interest outstanding - unlimited number of shares
  authorized with no par value)
 Class A - $83,928,496/2,476,448 ..............................          $33.89
===============================================================================
 Class B - $123,880,495/3,789,756 .............................          $32.69
===============================================================================
Maximum Offering Price Per Share*
 Class A - ($33.89 x 105.26%) .................................          $35.67
===============================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended October 31, 1998
--------------------------------------------------------------------------------
Investment Income:
 Dividends (net of foreign withholding taxes of $25,195) .......       $865,853
 Interest
  (including income on securities loaned of $53,257) ...........        525,384
                                                                    -----------
                                                                      1,391,237
                                                                    -----------
 Expenses:
  Investment management fee - Note B ...........................      1,238,608
  Distribution and service fee - Note B
   Class A .....................................................        206,530
   Class B .....................................................        859,826
  Transfer agent fee - Note B ..................................        502,164
  Custodian fee ................................................         76,793
  Registration and filing fees .................................         46,290
  Advisory board fee - Note B ..................................         40,000
  Auditing fee .................................................         30,651
  Miscellaneous ................................................         30,251
  Financial services fee - Note B ..............................         25,243
  Printing .....................................................         25,110
  Trustees' fees ...............................................          7,023
  Legal fees ...................................................          1,555
                                                                    -----------
             Total Expenses ....................................      3,090,044
             ------------------------------------------------------------------
             Net Investment Loss ...............................     (1,698,807)
             ------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
 Net realized loss on investments sold .........................     (1,388,876)
 Net realized loss on foreign currency transactions ............           (225)
 Change in net unrealized appreciation/depreciation of
  investments ..................................................     16,823,885
 Change in net unrealized appreciation/depreciation of
  foreign currency transactions ................................           (115)
                                                                    -----------
             Net Realized and Unrealized Gain
             on Investments and Foreign
             Currency Transactions .............................     15,434,669
             ------------------------------------------------------------------
             Net Increase in Net Assets
             Resulting from Operations .........................    $13,735,862
             ==================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED OCTOBER 31,
                                                                                           ------------------------------
                                                                                               1997            1998
                                                                                           -------------    -------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment loss ..................................................................       ($949,346)     ($1,698,807)
  Net realized gain (loss) on investments sold and foreign currency transactions .......       3,209,799       (1,389,101)
  Change in net unrealized appreciation/depreciation of investments and foreign currency
   transactions ........................................................................      18,596,951       16,823,770
                                                                                           -------------    -------------
   Net Increase in Net Assets Resulting from Operations ................................      20,857,404       13,735,862
                                                                                           -------------    -------------
Distributions to Shareholders:
  Distributions from net realized gain on investments sold and foreign currency transactions
   Class A - ($1.2325 and $0.5126 per share, respectively)  ............................      (2,050,456)        (891,908)
   Class B - ($1.2325 and $0.5126 per share, respectively)  ............................      (1,831,686)        (951,137)
                                                                                           -------------    -------------
   Total Distributions to Shareholders .................................................      (3,882,142)      (1,843,045)
                                                                                           -------------    -------------
From Fund Share Transactions - Net: * ..................................................       9,443,353       89,358,253
                                                                                           -------------    -------------
Net Assets:
  Beginning of period ..................................................................      80,139,306      106,557,921
                                                                                           -------------    -------------
  End of period (including accumulated net investment loss
   of $1,585 and $1,897, respectively) .................................................    $106,557,921     $207,808,991
                                                                                           =============    =============

*Analysis of Fund Share Transactions:

                                                                                         YEAR ENDED OCTOBER 31,
                                                                      ------------------------------------------------------------
                                                                                  1997                            1998
                                                                      ----------------------------    ----------------------------
                                                                         SHARES          AMOUNT          SHARES          AMOUNT
                                                                      ------------    ------------    ------------    ------------
CLASS A
  Shares sold .....................................................      1,241,664     $32,842,370       1,619,964     $53,582,895
  Shares issued to shareholders in reinvestment of distributions ..         80,399       1,938,113          27,245         834,213
                                                                      ------------    ------------    ------------    ------------
                                                                         1,322,063      34,780,483       1,647,209      54,417,108
  Less shares repurchased .........................................     (1,263,154)    (33,196,300)       (926,858)    (29,707,988)
                                                                      ------------    ------------    ------------    ------------
  Net increase ....................................................         58,909      $1,584,183         720,351     $24,709,120
                                                                      ============    ============    ============    ============
CLASS B
  Shares sold .....................................................        924,881     $24,469,830       2,488,498     $81,014,505
  Shares issued to shareholders in reinvestment of distributions ..         64,658       1,524,031          26,809         797,000
                                                                      ------------    ------------    ------------    ------------
                                                                           989,539      25,993,861       2,515,307      81,811,505
  Less shares repurchased .........................................       (696,883)    (18,134,691)       (543,276)    (17,162,372)
                                                                      ------------    ------------    ------------    ------------
  Net increase ....................................................        292,656      $7,859,170       1,972,031     $64,649,133
                                                                      ============    ============    ============    ============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:
--------------------------------------------------------------------------------

                                                        YEAR ENDED AUGUST 31,           PERIOD FROM       YEAR ENDED OCTOBER 31,
                                                  -------------------------------   SEPTEMBER 1, 1996 TO  ----------------------
                                                    1994       1995         1996     OCTOBER 31, 1996(6)    1997          1998
                                                  -------    -------      -------   --------------------  -------       -------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period .........   $13.38     $16.51       $21.61          $25.43          $25.11        $30.25
                                                  -------    -------      -------         -------         -------       -------
  Net Investment Loss ..........................    (0.32)     (0.36)(2)    (0.19)(2)       (0.05)(2)       (0.19)(2)     (0.23)(2)
  Net Realized and Unrealized Gain (Loss) on
   Investments and Foreign Currency Transactions     3.45       5.46         4.15           (0.27)           6.56          4.38
                                                  -------    -------      -------         -------         -------       -------
   Total from Investment Operations ............     3.13       5.10         3.96           (0.32)           6.37          4.15
                                                  -------    -------      -------         -------         -------       -------
  Less Distributions:
  Distributions from Net Realized Gain on
   Investments Sold and Foreign Currency
   Transactions ................................       --         --        (0.14)             --           (1.23)        (0.51)
                                                  -------    -------      -------         -------         -------       -------
  Net Asset Value, End of Period ...............   $16.51     $21.61       $25.43          $25.11          $30.25        $33.89
                                                  =======    =======      =======         =======         =======       =======
  Total Investment Return at Net Asset Value (3)    23.39%     30.89%       18.39%          (1.26%)(4)      26.63%        13.91%

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) .....  $18,643    $24,394      $42,405         $42,618         $53,122       $83,928
  Ratio of Expenses to Average Net Assets ......     2.55%      2.56%        1.80%           1.92%(5)        1.68%         1.61%
  Ratio of Net Investment Loss to Average
   Net Assets ..................................    (2.01%)    (1.99%)      (0.75%)         (1.04%)(5)      (0.71%)       (0.71%)
  Portfolio Turnover Rate ......................       52%        38%          68%             24%             57%           39%


The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment loss, gains (losses), distributions and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                            YEAR ENDED AUGUST 31,            PERIOD FROM      YEAR ENDED OCTOBER 31,
                                                       --------------------------------  SEPTEMBER 1, 1996 TO ----------------------
                                                       1994(1)         1995       1996    OCTOBER 31, 1996(6)    1997       1998
                                                       -------       -------    -------  --------------------  -------    ---------
CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period ..............   $17.29        $16.46     $21.35        $24.94           $24.60      $29.40
                                                       -------       -------    -------       -------          -------    --------
  Net Investment Loss (2) ...........................    (0.17)        (0.55)     (0.34)        (0.08)           (0.37)      (0.45)
  Net Realized and Unrealized Gain (Loss) on
   Investments and Foreign Currency Transactions ....    (0.66)         5.44       4.07         (0.26)            6.40        4.25
                                                       -------       -------    -------       -------          -------    --------
   Total from Investment Operations .................    (0.83)         4.89       3.73         (0.34)            6.03        3.80
                                                       -------       -------    -------       -------          -------    --------
Less Distributions:
  Distributions from Net Realized Gain on
   Investments Sold and Foreign Currency Transactions       --            --      (0.14)           --            (1.23)      (0.51)
                                                       -------       -------    -------       -------          -------    --------
Net Asset Value, End of Period ......................   $16.46        $21.35     $24.94        $24.60           $29.40      $32.69
                                                       =======       =======    =======       =======          =======    ========
Total Investment Return at Net Asset Value (3) ......    (4.80%)(4)    29.71%     17.53%        (1.36%)(4)       25.76%      13.11%

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ..........   $1,071        $6,333    $36,591       $37,521          $53,436    $123,880
  Ratio of Expenses to Average Net Assets ...........     3.34%(5)      3.45%      2.42%         2.62%(5)         2.38%       2.31%
  Ratio of Net Investment Loss to Average
   Net Assets .......................................    (2.65%)(5)    (2.91%)    (1.33%)       (1.74%)(5)       (1.41%)     (1.41%)
  Portfolio Turnover Rate ...........................       52%           38%        68%           24%              57%         39%


(1) Class B shares commenced operations on March 7, 1994.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund

Schedule of Investments
October 31, 1998
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Global Health Sciences Fund on October 31, 1998. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        MARKET
ISSUER, DESCRIPTION                                 NUMBER OF SHARES     VALUE
-------------------                                 ----------------     -----

COMMON STOCKS
Chemicals - Specialty (3.16%)
  Sigma-Aldrich Corp. ............................         70,000     $2,163,438
  Waters Corp.* ..................................         60,000      4,410,000
                                                                     -----------
                                                                       6,573,438
                                                                     -----------
Drugs - Biotechnology (3.22%)
  Alkermes, Inc.* ................................         67,500      1,316,250
  Genentech, Inc.* ...............................         35,000      2,506,875
  Gilead Sciences, Inc.* .........................         20,000        567,500
  IDEC Pharmaceuticals Corp.* ....................         32,000        956,000
  MedImmune, Inc.* ...............................         20,000      1,345,000
                                                                     -----------
                                                                       6,691,625
                                                                     -----------
Drugs - Diversified (17.79%)
  Abbott Laboratories ............................        125,000      5,867,187
  American Home Products Corp. ...................         90,000      4,387,500
  Bristol-Myers Squibb Co. .......................         76,000      8,402,750
  Johnson & Johnson ..............................         90,000      7,335,000
  Warner-Lambert Co. .............................        140,000     10,972,500
                                                                     -----------
                                                                      36,964,937
                                                                     -----------
Drugs - Major - Domestic (17.42%)
  Lilly (Eli) & Co. ..............................         95,000      7,689,062
  Merck & Co., Inc. ..............................         62,500      8,453,125
  Pfizer, Inc. ...................................         91,000      9,765,437
  Schering-Plough Corp. ..........................        100,000     10,287,500
                                                                     -----------
                                                                      36,195,124
                                                                     -----------
Drugs - Major - International (9.82%)
  Glaxo Wellcome PLC, American Depositary
    Receipts (ADR) (United Kingdom) ..............         75,000      4,668,750
  Novartis AG (ADR) (Switzerland) ................         62,000      5,564,500
  Novo Nordisk A/S (ADR) (Denmark) ...............         21,000      1,219,313
  Roche Holding AG (Switzerland) .................            118      1,375,636
  SmithKline Beecham PLC (ADR)
    (United Kingdom) .............................         90,000      5,737,500
  Zeneca Group PLC (ADR)
    (United Kingdom) .............................         47,000      1,833,000
                                                                     -----------
                                                                      20,398,699
                                                                     -----------
Drugs - Specialty (4.08%)
  Elan Corp., PLC (ADR) (Ireland)* ...............         17,000      1,191,063
  Forest Laboratories, Inc.* .....................         55,000      2,299,688
  Mylan Laboratories, Inc. .......................         72,000      2,479,500
  Watson Pharmaceutical, Inc.* ...................         45,000      2,503,125
                                                                     -----------
                                                                       8,473,376
                                                                     -----------
Drugs & Sundries - Wholesale (5.88%)
  Bergen Brunswig Corp. (Class A) ................         18,000        878,625
  Cardinal Health, Inc. ..........................         66,000      6,241,125
  McKesson Corp. .................................         40,000      3,080,000
  Schein (Henry), Inc.* ..........................         52,500      2,031,094
                                                                     -----------
                                                                      12,230,844
                                                                     -----------
Healthcare - Management (5.44%)
  Concentra Managed Care, Inc.* ..................        138,000      1,414,500
  Hanger Orthopedic Group, Inc.* .................         60,000      1,185,000
  HEALTHSOUTH Corp.* .............................        230,000      2,788,750
  IMPATH, Inc.* ..................................         80,000      2,450,000
  Lincare Holdings, Inc.* ........................         32,500      1,297,969
  Renal Care Group, Inc.* ........................         45,000      1,310,625
  Total Renal Care Holdings, Inc.* ...............         35,000        857,500
                                                                     -----------
                                                                      11,304,344
                                                                     -----------
Healthcare - Software/Services (7.72%)
  HBO & Co. ......................................        190,000      4,987,500
  IMS Health, Inc. ...............................         50,000      3,325,000
  Omnicare, Inc. .................................        180,000      6,221,250
  PAREXEL International Corp.* ...................         68,000      1,500,250
                                                                     -----------
                                                                      16,034,000
                                                                     -----------
Healthcare - Supplies (2.81%)
  Allegiance Corp. ...............................         18,000        669,375
  Becton, Dickinson & Co. ........................         55,000      2,316,875
  Cooper Cos., Inc.* .............................         37,000        878,750
  Ocular Sciences, Inc.* .........................         43,000      1,080,375
  Wesley Jessen VisionCare, Inc.* ................         50,000        893,750
                                                                     -----------
                                                                       5,839,125
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund

                                                                      MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES     VALUE
-------------------                               ----------------     -----

Hospitals Management (3.07%)
  Health Management Associates, Inc.
    (Class A)* ...............................         200,000       $3,562,500
  Tenet Healthcare Corp.* ....................          55,000        1,536,563
  Universal Health Services, Inc.
    (Class B)* ...............................          25,000        1,282,813
                                                                   ------------
                                                                      6,381,876
                                                                   ------------
Medical Devices and Products (7.17%)
  Allergan, Inc. .............................          27,500        1,717,031
  Medtronic, Inc. ............................         110,000        7,150,000
  Stryker Corp. ..............................         133,000        5,577,687
  Ventana Medical Systems, Inc.* .............          25,000          462,500
                                                                   ------------
                                                                     14,907,218
                                                                   ------------
Nursing Homes (2.07%)
  Alternative Living Services, Inc.* .........          40,000        1,045,000
  HCR Manor Care, Inc.* ......................         100,000        3,250,000
                                                                   ------------
                                                                      4,295,000
                                                                   ------------
Retail - Drug Stores (5.03%)
  CVS Corp. ..................................         105,000        4,797,187
  Duane Reade, Inc.* .........................          50,000        1,931,250
  Rite Aid Corp. .............................          50,000        1,984,375
  Walgreen Co. ...............................          36,000        1,752,750
                                                                   ------------
                                                                     10,465,562
                                                                   ------------
                           TOTAL COMMON STOCKS
                           (Cost $150,006,243)          (94.68%)    196,755,168
                                                        ------     ------------

                                         INTEREST    PAR VALUE        MARKET
ISSUER, DESCRIPTION                        RATE    (000s OMITTED)     VALUE
------------------                         ----    --------------     -----

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (6.64%)
  Investment in a joint repurchase
   agreement transaction with
   HSBC Securities, Inc. -
   Dated 10-30-98, due 11-02-98
   (Secured by U.S. Treasury Bonds,
   6.25% thru 8.125%, due
   11-15-16 thru 11-15-26)
   -- Note A ........................       5.38%      $13,807      $13,807,000
                                                                   ------------
Cash Equivalents (16.17%)
  Navigator Securities Lending
    Prime Portfolio** ..............                    33,599       33,599,123
                                                       -------     ------------
                    TOTAL SHORT-TERM INVESTMENTS        (22.81%)     47,406,123
                                                       -------     ------------
                               TOTAL INVESTMENTS       (117.49%)    244,161,291
                                                       -------     ------------
               OTHER ASSETS AND LIABILITIES, NET        (17.49%)    (36,352,300)
                                                       -------     ------------
                                TOTAL NET ASSETS       (100.00%)   $207,808,991
                                                       =======     ============

 *Non-income producing security.

**Represents investment of security lending collateral - Note A.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Global Health Sciences Fund

Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The Global Health Sciences Fund invests primarily in equity securities of issuers in the health care industry in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments.

In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at October 31, 1998 assigned to the various country categories.

                                                                 MARKET VALUE
                                                              AS A PERCENTAGE OF
COUNTRY DIVERSIFICATION                                           NET ASSETS
-----------------------                                       ------------------
  Denmark.....................................................       0.59%
  Ireland.....................................................       0.57
  Switzerland.................................................       3.34
  United Kingdom..............................................       5.89
  United States...............................................     107.10
                                                                   ------
                                             TOTAL INVESTMENTS     117.49%
                                                                   ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                John Hancock Funds - Global Health Sciences Fund

NOTE A -
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Global Health Sciences Fund (the "Fund"), John Hancock European Equity Fund (which commenced operations on March 2, 1998) and John Hancock Pacific Basin Equities Fund. Prior to October 1, 1998, the Fund was known as John Hancock Global Rx Fund. The other series of the Trust are reported in separate financial statements. The investment objective of the Fund is long-term capital appreciation through investments in an international portfolio consisting primarily of equity securities of issuers in the health-care industry.

   The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. Effective December 8, 1998, the Board of Trustees have authorized the issuance of Class C shares in 1999. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation."

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, at October 31, 1998, the Fund has $1,300,348 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gain distribution will be made. The Fund's carryforwards expire as follows: October 31, 2006 - $1,300,348.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                John Hancock Funds - Global Health Sciences Fund

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $800 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at rates ranging from 0.070% to 0.075% per annum based on the average daily unused portion of the lines of credit, is allocated among the participating funds. The Fund had no borrowing activity for the year ended October 31, 1998.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lenders fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At October 31, 1998, the Fund loaned securities having a market value of $33,059,055 collateralized by cash in the amount of $33,599,123, which was invested in a short-term instrument.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                John Hancock Funds - Global Health Sciences Fund

   These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

   There were no open forward foreign currency exchange contracts at October 31, 1998.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

   When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

   For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

   At October 31, 1998, there were no open positions in financial futures contracts.

OPTIONS The Fund may purchase options contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options, will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the written option.

   The Fund may use options contracts to manage its exposure to changing security prices. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

   The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

   Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

   At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

   There were no written option transactions for the year ended October 31, 1998.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                John Hancock Funds - Global Health Sciences Fund

NOTE B -
MANAGEMENT FEE, ADMINISTRATIVE SERVICES AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a quarterly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the year ended October 31, 1998, net sales charges received with regard to Class A shares amounted to $852,141. Out of this amount, $142,506 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $567,691 was paid as sales commissions to sales personnel of unrelated broker-dealers and $141,944 was paid as sales commissions to personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the year ended October 31, 1998, contingent deferred sales charges paid to JH Funds amounted to $134,662.

   In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

   The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

   The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health care developments, for which the Fund pays the advisory board a fee.

   Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At October 31, 1998 the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $220.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                John Hancock Funds - Global Health Sciences Fund

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the year ended October 31, 1998, aggregated $134,334,982 and $57,175,502, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the year ended October 31, 1998.

   The cost of investments owned at October 31, 1998 (including short-term investments) for federal income tax purposes was $197,501,749. Gross unrealized appreciation and depreciation of investments aggregated $54,416,516 and $7,756,974, respectively, resulting in net unrealized appreciation of $46,659,542.

NOTE D -
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 1998, the Fund has reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $3,046, a decrease in accumulated net investment loss of $1,698,495 and a decrease in capital paid-in of $1,701,541. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1998. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment loss per share in the financial highlights excludes these adjustments.

================================================================================

                John Hancock Funds - Global Health Sciences Fund

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of John Hancock Global Health Sciences Fund and the Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Health Sciences Fund (formerly John Hancock Global Rx Fund, the "Fund") (a series of John Hancock World Fund) at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and the significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 1998


TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund paid for its taxable year ended October 31, 1998.

   The Fund has designated distributions to shareholders of $1,843,045 as capital gain dividends.

   With respect to the distributions paid by the Fund for the fiscal year ended October 31, 1998, none of the distributions qualify for the corporate dividends received deduction.

======================================NOTES=====================================

                John Hancock Funds - Global Health Sciences Fund

======================================NOTES=====================================

                John Hancock Funds - Global Health Sciences Fund

======================================NOTES=====================================

                John Hancock Funds - Global Health Sciences Fund

================================================================================

                                                              ----------------
[LOGO] JOHN HANCOCK FUNDS                                         Bulk Rate
       A Global Investment Management Firm                      U.S. Postage
                                                                    PAID
       101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603             Randolph, MA
       1-800-225-5291  1-800-554-6713 (TDD)                     Permit No. 75
       INTERNET: www.jhancock.com/funds                       ----------------

--------------------------------------------------------------------------------

   This report is for the information of shareholders of the John Hancock Global Health Sciences Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[Recycle Logo] Printed on Recycled Paper                             2800A 10/98
                                                                           12/98

[A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads "A Global Investment Management Firm." A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]

                                  ANNUAL REPORT
--------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]


                                  Pacific Basin
                                  Equities Fund

                                OCTOBER 31, 1998

                            [LOGO] JOHN HANCOCK FUNDS
                                   A Global Investment Management Firm

                      -------------------------------------

                                    TRUSTEES
                             EDWARD J. BOUDREAU, JR.
                               DENNIS S. ARONOWITZ
                            RICHARD P. CHAPMAN, JR.*
                               WILLIAM J. COSGROVE
                                DOUGLAS M. COSTLE
                                LELAND O. ERDAHL
                               RICHARD A. FARRELL
                                 GAIL D. FOSLER
                                WILLIAM F. GLAVIN
                                 ANNE C. HODSDON
                                DR. JOHN A. MOORE
                              PATTI MCGILL PETERSON
                                 JOHN W. PRATT*
                               RICHARD S. SCIPIONE
                               EDWARD J. SPELLMAN*
                         *Members of the Audit Committee

                                    OFFICERS
                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                                Vice Chairman and
                            Chief Investment Officer
                                 ANNE C. HODSDON
                      President and Chief Operating Officer
                                 JAMES B. LITTLE
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                      Vice President and Compliance Officer

                                    CUSTODIAN
                       STATE STREET BANK AND TRUST COMPANY
                               225 FRANKLIN STREET
                           BOSTON, MASSACHUSETTS 02110

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                             SUB-INVESTMENT ADVISER
                          INDOCAM ASIA ADVISERS LIMITED
                               ONE EXCHANGE SQUARE
                                    HONG KONG

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                        BOSTON, MASSACHUSETTS 02109-1803

                              INDEPENDENT AUDITORS
                           PRICEWATERHOUSECOOPERS LLP
                               160 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110

                      -------------------------------------

===============================CHAIRMAN'S MESSAGE===============================

DEAR FELLOW SHAREHOLDERS:

An often-used analogy for stock market performance over the short term is a roller coaster. That is because, while long-term history suggests the market's general direction is up, its swings over the short term can be dramatic and, at times, violent. This year, the market has given us several stark examples of this phenomenon. From the new highs set in mid-July, the major indices plunged by 19% through the end of August. It was the worst such fall since 1990. For the first time in a number of years, some bonds and bond mutual funds outperformed stocks and stock mutual funds. Seeking safety in a world of global economic uncertainties, investors everywhere converged on U.S. Treasury bonds and pushed their yields to historic lows.

      Then, in early October, the market staged a remarkable rebound that was sparked by the Federal Reserve's two cuts in interest rates. The major indices regained all their previously lost ground and the S&P 500 Stock Index ended October actually up by 15% year-to-date.

--------------------------------------------------------------------------------
[A 1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

      Investors have been understandably shaken by these dramatic twists and turns, but we are pleased to report that most individual investors did not panic, and we hope that means they've taken our words to heart. Over the long term, markets do not move up or down in a straight line. That's why after watching the market charge ahead almost uninterrupted for so many years, we have been striking a more cautionary stance in this space over the last several months.

      Analysts are still pondering the implications of global turmoil and the potential for slower U.S. economic and corporate earnings growth. While we don't make a practice of opining on what the market will do next, we continue to believe it would be wise for investors to set more realistic expectations. Over the long term, the market's historical results have been more in the 10% per year range, which is still a solid result, considering it has been produced despite wars, depressions and other social upheavals along the way.

      There is no doubt, however, that the market's heightened volatility and recent dramatic moves have been cause for concern. In these uncertain times, it becomes even harder to remember to "stay the course" and stick to your long-term investment plan. But this remains the essential tenet of successful investing. Now could also be a good time to review your asset allocation with your investment professional, keeping in mind that the last six months' divergence in performance of stocks and high-quality bonds is a perfect example of why all your eggs shouldn't be in one basket. Sincerely,


/s/ Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                BY AYAZ EBRAHIM FOR THE PORTFOLIO MANAGEMENT TEAM

                                  John Hancock
                                  Pacific Basin
                                  Equities Fund

                Economic crisis continues to plague Asian markets

Currency turmoil and financial crisis cast a shadow over the Pacific Basin markets during the past year. The downturn was triggered by the sharp devaluation of Thailand's currency and the subsequent collapse of the Thai stock market in July 1997. Thailand's woes quickly spread throughout the region as investors began to worry about the financial health of other Pacific Basin economies such as Malaysia, the Philippines, Singapore and Indonesia.

   Asian stock markets rebounded temporarily in January with the announcement of Japan's economic stimulus package. The recovery, however, was short-lived as it became clear that Japan's fiscal measures were not enough to stimulate its lackluster economy and address the critical problems in its banking system. Without Japan as the engine of growth in Asia, prospects for a recovery dimmed and stock markets across the region continued to decline.

   Fears of a global recession in the summer months compounded the situation as hopes for an export-led recovery faded. The sharp decline in currencies had made Asian exports much more attractive. Many hoped that demand for Asian exports would be a strong enough catalyst to bring the region out of its doldrums. However, with economic growth slowing around the world -- particularly in the U.S. and Europe -- demand for Asian exports wasn't strong enough to lead a recovery.

Performance scorecard

Needless to say, the market turmoil that plagued the region negatively impacted the performance of all Pacific region funds. For the year ended October 31, 1998, John Hancock Pacific Basin

"Fears of a global recession in the summer months compounded the situation..."

--------------------------------------------------------------------------------
[A 2 1/2" x 2 1/2" photo at bottom right side of page of John Hancock Pacific Basin Equities Fund. Caption below reads "Ayaz Ebrahim."]
--------------------------------------------------------------------------------

================================================================================

                John Hancock Funds - Pacific Basin Equities Fund

"In recent months...we've rebuilt our Hong Kong position..."

--------------------------------------------------------------------------------
[Pie chart at top left hand column with heading "Portfolio Diversification." The chart is divided into eleven sections (from top to left): Short-Term Investments & Other 15%, Thailand 1%, Taiwan 3%, South Korea 5%, Singapore 7%, Philippines 1%, Malaysia 1%, Japan 25%, Indonesia 1%, Hong Kong 23% and Australia 18%. A note below the chart reads "As a percentage of net assets on October 31, 1998."]

--------------------------------------------------------------------------------

Equities Fund Class A and Class B shares returned -24.68% and -25.18%, respectively, at net asset value. By comparison, the average Pacific region fund returned -21.64%, according to Lipper Analytical Services, Inc.(1) Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

   The Fund slightly lagged its peers mostly due to its defensive posture at the start of the year. When the Asian markets rebounded in January, we did not benefit from the rally as much as other funds with more aggressive investment strategies. Given the region's economic woes, however, we are confident that maintaining a defensive investment posture is the right strategy for the Fund.

Japan

For much of the period, we increased our weighting in Japan, hitting a high at one point of 37% of net assets. The main reason was that Japanese stocks had declined significantly over the past few years. Given their relative valuations, they offered a defensive investment move in the midst of the region's economic crisis. Initially, our focus was Japanese exporters, who were likely to benefit from the weakening yen. More recently, we've shifted toward more domestically oriented companies. One example is computer-service company NTT Data. With all of the corporate and bank restructuring taking place in Japan, many companies are completely overhauling their information systems. Because of its dominant position in the industry, NTT Data is well positioned to reap the benefits of these corporate restructurings.

   With signs that the worst of the region's crisis may be behind us, we believe that other Asian markets could start to outperform Japan. As a result, we've recently cut back our Japanese weighting in favor of Thailand and South Korea.

Thailand and Korea

After eliminating our Thai holdings last year, we recently re-entered the market with a 1% weighting. Although Thailand is still facing significant financial problems, the government has laid the groundwork for substantial reforms.

   Similarly, South Korea has been successful in pushing through financial reform. Although slightly behind Thailand in its reform process, South Korea is certainly moving in the right direction. What's more, South Korea is one of the few Asian economies that has benefited from a pick-up in exports. Given that, we've increased our South Korean holdings to 5% of net assets.

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is Telestra Corp. followed by an up arrow with the phrase "Dominates Australian communications industry." The second listing is Hutchison Whampoa followed by a down arrow with the phrase "Ties to Hong Kong infrastructure." The third listing is Overseas-Chinese Banking Corp. followed by a down arrow with the phrase "Singapore bank with regional exposure." A note below the table reads "See 'Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

================================================================================

                John Hancock Funds - Pacific Basin Equities Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the year ended October 31, 1998." The chart is scaled in increments of 5% with -30% at the bottom and 0% at the top. The first bar represents the -24.68% Total return for John Hancock Pacific Basin Equities Fund Class A. The second bar represents the -25.18% total return for John Hancock Pacific Basin Equities Fund Class B. The third bar represents the -21.64% total return for Average Pacific region fund. A note below the chart reads "Total returns for John Hancock Pacific region fund are at net asset value with all distributions reinvested. The average Pacific region fund is tracked by Lipper Analytical Services, Inc. See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

Hong Kong

After holding our position in Hong Kong relatively steady for most of the year, we began to trim holdings there in August when the government intervened in the stock market. In an attempt to squeeze out troublesome market speculators, government authorities started to aggressively buy Hong Kong stocks. With the negative reaction from investors, we believed this would result in an overhang in the market.

   In recent months, however, we've rebuilt our Hong Kong position to 23% of the Fund's net assets for several reasons. First, the government has enacted reforms that make it very difficult for speculators to enter the market. Second, increased liquidity throughout the Pacific Basin has particularly impacted Hong Kong -- the most liquid market in the region behind Japan. Finally, Hong Kong has benefited from the drop in U.S. interest rates. Because of the Hong Kong dollar's tight link to the U.S. dollar, Hong Kong interest rates tend to fall with U.S. interest rates. Our recent Hong Kong purchases have focused on property stocks, since they offer tremendous value after their significant decline in the past year, and are also likely to benefit from lower interest rates.

Outlook

We are cautiously optimistic about the region's prospects. There are signs that the worst of the economic crisis may be over. Although economies are still deteriorating, the rate of decline has slowed considerably. It will take time, however, for the transition from recession to recovery. In addition, we believe the major currency risks in the Asian markets have subsided. The strengthening of the Japanese yen has lent stability to currencies throughout the region. As long as the yen doesn't weaken, currency risk should be diminished.

   In light of the problems facing financial intermediaries throughout Asia, financial reform is absolutely critical to the region's recovery. Although falling interest rates will spur economic growth, the region will not make a full recovery until structural reforms are complete. While governments are in the process of pushing through reforms, political pressure has delayed -- and could continue to delay --progress. With all of these considerations, we remain cautious on the region and will continue to maintain our defensive posture until more concrete signs of an economic recovery are evident.

"...we remain cautious on the region and will continue to maintain our defensive posture..."

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political and currency risks and differences in accounting standards and financial reporting.

(1)Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

                John Hancock Funds - Pacific Basin Equities Fund

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Pacific Basin Equities Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions werereinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting, before you invest or send money.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------

For the period ended September 30, 1998
                                               ONE       FIVE        TEN
                                              YEAR       YEARS      YEARS
                                              ----       -----      -----
Cumulative Total Returns                     (48.37%)   (38.93%)    (0.07%)
Average Annual Total Returns                 (48.37%)    (9.39%)    (0.01%)

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------

For the period ended September 30, 1998
                                                                    SINCE
                                                         ONE      INCEPTION
                                                         YEAR      (3/7/94)
                                                         ----      --------
Cumulative Total Returns                                (48.75%)    (47.98%)
Average Annual Total Returns                            (48.75%)    (13.33%)

================================================================================

                John Hancock Funds - Pacific Basin Equities Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock Pacific Basin Equities Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International (MSCI) Pacific Index-an unmanaged index that measures performance for a diverse range of global stock markets, including Australia, Hong Kong, Japan, New Zeland and Singapore/ Malaysia. Past performance is not indicative of future results.

Line chart with the heading John Hancock Pacific Basin Equities Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund on October 31, 1988, before sales charge, and is equal to $10,767 as of October 31, 1998. The second line represents the value of the same hypothetical investment made in the John Hancock Pacific Basin Equities Fund, after sales charge, and is equal to $10,230 as of October 31, 1998. The third line represents the MSCI Pacific Index and is equal to $6,929 as of October 31, 1998.

Line chart with the heading John Hancock Pacific Basin Equities Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the MSCI Pacific Index and is equal to $6,640 as of October 31, 1998. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund on March 7, 1994, before sales charge, and is equal to $5,872 as of October 31, 1998. The third line represents the MSCI Pacific Index and is equal to $5,760 as of October 31, 1998.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 1998. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
October 31, 1998
--------------------------------------------------------------------------------
Assets:
  Investments at value - Note C:
   Common stocks and warrants (cost - $21,948,671) ...........      $23,571,556
   Short-term investments (cost - $2,674,425) - Note A .......        2,674,425
                                                                    -----------
                                                                     26,245,981
  Cash .......................................................          185,049
  Foreign currency, at value (cost - $256,726) ...............          265,439
  Receivable for investments sold ............................        2,840,386
  Receivable for forward foreign currency exchange
   contracts sold - Note A ...................................            4,771
  Receivable for shares sold .................................        1,397,847
  Dividends receivable .......................................          109,631
  Other assets ...............................................            3,664
                                                                    -----------
                    Total Assets .............................       31,052,768
                    -----------------------------------------------------------
Liabilities:
  Payable for investments purchased ..........................          358,894
  Payable for forward foreign currency exchange
   contracts purchased - Note A ..............................              784
  Payable upon return of securities on loan - Note A .........        2,674,425
  Foreign tax payable ........................................            4,671
  Payable to John Hancock Advisers, Inc. .....................
   and affiliates - Note B ...................................           67,161
  Accounts payable and accrued expenses ......................           63,767
                                                                   ------------
                    Total Liabilities ........................        3,169,702
                    -----------------------------------------------------------
Net Assets:
  Capital paid-in ............................................       39,800,623
  Accumulated net realized loss on investments
   and foreign currency transactions .........................      (13,306,157)
  Net unrealized appreciation of investments
   and foreign currency transactions .........................        1,629,767
  Accumulated net investment loss ............................         (241,167)
                                                                    -----------
                    Net Assets ...............................      $27,883,066
                    ===========================================================
Net Asset Value Per Share:
  (Based on net asset values and shares of
   beneficial interest outstanding - unlimited
   number of shares authorized with no par value)
  Class A - $14,717,073 / 1,679,774 ..........................            $8.76
  =============================================================================
  Class B - $13,165,993 / 1,554,116 ..........................            $8.47
  =============================================================================
Maximum Offering Price Per Share*
  Class A - ($8.76 x 105.26%) ................................            $9.22
  =============================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended October 31, 1998
--------------------------------------------------------------------------------
Investment Income:
  Dividends
   (net of foreign withholding taxes of $38,377) .............         $625,086
  Interest
   (including income on securities loaned of $48,393) ........          172,719
                                                                    -----------
                                                                        797,805
                                                                    -----------
  Expenses:
   Investment management fee - Note B ........................          237,268
   Distribution and service fee - Note B
     Class A .................................................           48,376
     Class B .................................................          135,330
   Transfer agent fee - Note B ...............................          219,181
   Custodian fee .............................................           99,063
   Auditing fee ..............................................           30,534
   Registration and filing fees ..............................           23,760
   Printing ..................................................           17,152
   Miscellaneous .............................................            5,889
   Financial services fee - Note B ...........................            4,982
   Legal fees ................................................            2,192
   Trustees' fees ............................................            2,087
                                                                    -----------
                    Total Expenses ...........................          825,814
                    -----------------------------------------------------------
                    Net Investment Loss ......................          (28,009)
                    ------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
  Net realized loss on investments sold ......................      (12,835,100)
  Net realized loss on foreign currency transactions .........       (1,659,702)
  Change in net unrealized appreciation/depreciation
   of investments ............................................        6,604,196
  Change in net unrealized appreciation/depreciation
   of foreign currency transactions ..........................           14,955
                                                                    -----------
                    Net Realized and Unrealized
                    Loss on Investments and
                    Foreign Currency Transactions ............       (7,875,651)
                    ------------------------------------------------------------
                    Net Decrease in Net Assets
                    Resulting from Operations ................      ($7,903,660)
                    ============================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  YEAR ENDED OCTOBER 31,
                                                              ----------------------------
                                                                  1997            1998
                                                              ------------    ------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment loss ....................................      ($493,112)       ($28,009)
   Net realized loss on investments sold and foreign
     currency transactions ................................       (323,389)    (14,494,802)
   Change in net unrealized appreciation/depreciation of
     investments and foreign currency transactions ........     (6,891,185)      6,619,151
                                                              ------------    ------------
     Net Decrease in Net Assets Resulting from Operations .     (7,707,686)     (7,903,660)
                                                              ------------    ------------
Distributions to Shareholders:
   Distributions from net realized gain on investments sold
     and foreign currency transactions
     Class A - ($0.1114 and none per share, respectively) .       (298,861)             --
     Class B - ($0.1114 and none per share, respectively) .       (226,927)             --
                                                              ------------    ------------
     Total Distributions to Shareholders ..................       (525,788)             --
                                                              ------------    ------------
From Fund Share Transactions - Net:* ......................    (22,178,367)     (2,642,510)
                                                              ------------    ------------
Net Assets:
   Beginning of period ....................................     68,841,077      38,429,236
                                                              ------------    ------------
   End of period (including accumulated net investment loss
     of $2,740 and $241,167, respectively) ................    $38,429,236     $27,883,066
                                                              ============    ============

*Analysis of Fund Share Transactions:

                                                                                           YEAR ENDED OCTOBER 31,
                                                                       ------------------------------------------------------------
                                                                                   1997                            1998
                                                                       -----------------------------    ---------------------------
                                                                          SHARES           AMOUNT          SHARES          AMOUNT
                                                                       ------------    -------------    -----------    ------------
CLASS A
   Shares sold .....................................................      7,033,995     $104,411,972      6,871,046     $63,598,308
   Shares issued to shareholders in reinvestment of distributions ..         18,734          279,606             --              --
                                                                       ------------    -------------    -----------    ------------
                                                                          7,052,729      104,691,578      6,871,046      63,598,308
   Less shares repurchased .........................................     (7,912,293)    (118,130,220)    (7,006,277)    (65,982,694)
                                                                       ------------    -------------    -----------    ------------
   Net decrease ....................................................       (859,564)    ($13,438,642)      (135,231)    ($2,384,386)
                                                                       ============    =============    ===========    ============
CLASS B
   Shares sold .....................................................      1,927,628      $28,233,034      2,024,172     $18,385,168
   Shares issued to shareholders in reinvestment of distributions ..         12,216          178,751             --              --
                                                                       ------------    -------------    -----------    ------------
                                                                          1,939,844       28,411,785      2,024,172      18,385,168
   Less shares repurchased .........................................     (2,533,663)     (37,151,510)    (1,999,604)    (18,643,292)
                                                                       ------------    -------------    -----------    ------------
   Net increase (decrease) .........................................       (593,819)     ($8,739,725)        24,568       ($258,124)
                                                                       ============    =============    ===========    ============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and redeemed during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                                                                    YEAR ENDED
                                                                 YEAR ENDED AUGUST 31,         PERIOD FROM          OCTOBER 31,
                                                             ----------------------------  SEPTEMBER 1, 1996 TO  ----------------
                                                              1994      1995        1996    OCTOBER 31, 1996(7)   1997      1998
                                                             ------    ------      ------   -------------------  ------    ------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period ....................  $13.27    $15.88      $14.11        $14.74          $14.47    $11.63
                                                            -------   -------     -------       -------         -------   -------
  Net Investment Income (Loss)(2) .........................   (0.10)     0.02(3)    (0.02)        (0.02)          (0.07)     0.02
  Net Realized and Unrealized Gain (Loss) on Investments
   and Foreign Currency Transactions ......................    3.12     (1.24)       0.65         (0.25)          (2.66)    (2.89)
                                                            -------   -------     -------       -------         -------   -------
     Total from Investment Operations .....................    3.02     (1.22)       0.63         (0.27)          (2.73)    (2.87)
                                                            -------   -------     -------       -------         -------   -------
  Less Distributions:
  Dividends from Net Realized Gain on Investments Sold
   and Foreign Currency Transactions ......................   (0.41)    (0.55)         --            --           (0.11)       --
                                                            -------   -------     -------       -------         -------   -------

  Net Asset Value, End of Period ..........................  $15.88    $14.11      $14.74        $14.47          $11.63     $8.76
                                                            =======   =======     =======       =======         =======   =======
  Total Investment Return at Net Asset Value(4) ...........   22.82%    (7.65%)      4.47%        (1.83%)(5)     (19.03%)  (24.68%)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ................ $50,261   $37,417     $41,951       $38,694         $21,109   $14,717
  Ratio of Expenses to Average Net Assets .................    2.43%     2.05%       1.97%         2.21%(6)        2.06%     2.46%
  Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................................   (0.66%)    0.13%(3)   (0.15%)       (0.83%)(6)      (0.49%)    0.22%
  Portfolio Turnover Rate .................................      68%       48%         73%           15%            118%      230%

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                                                    YEAR ENDED
                                                    PERIOD ENDED   YEAR ENDED AUGUST 31,     PERIOD FROM            OCTOBER 31,
                                                     AUGUST 31,     ------------------   SEPTEMBER 1, 1996  TO  ------------------
                                                       1994(1)        1995      1996      OCTOBER 31, 1996(7)     1997       1998
                                                       ------       -------    -------    -------------------   -------    -------
CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period ..............  $15.11        $15.84     $13.96         $14.49            $14.20     $11.32
                                                       ------       -------    -------        -------           -------    -------
  Net Investment Loss(2) ............................   (0.09)        (0.09)     (0.13)         (0.04)            (0.18)     (0.04)
  Net Realized and Unrealized Gain (Loss) on
   Investments and Foreign Currency Transactions ....    0.82         (1.24)      0.66          (0.25)            (2.59)     (2.81)
                                                       ------       -------    -------        -------           -------    -------
     Total from Investment Operations ...............    0.73         (1.33)      0.53          (0.29)            (2.77)     (2.85)
                                                       ------       -------    -------        -------           -------    -------
  Less Distributions:
  Dividends from Net Realized Gain on Investments
   Sold and Foreign Currency Transactions ...........      --         (0.55)        --             --             (0.11)        --
                                                       ------       -------    -------        -------           -------    -------

  Net Asset Value, End of Period ....................  $15.84        $13.96     $14.49         $14.20            $11.32      $8.47
                                                       ======       =======    =======        =======           =======    =======
  Total Investment Return at Net Asset Value(4) .....    4.83%(5)     (8.38%)     3.80%         (2.00%)(5)       (19.67%)   (25.18%)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ..........  $9,480       $14,368    $32,342        $30,147           $17,320    $13,166
  Ratio of Expenses to Average Net Assets ...........    3.00%(6)      2.77%      2.64%          2.90%(6)          2.76%      3.16%
  Ratio of Net Investment Loss to Average
   Net Assets .......................................   (1.40%)(6)    (0.66%)    (0.86%)        (1.52%)(6)        (1.19%)    (0.48%)
  Portfolio Turnover Rate ...........................      68%           48%        73%            15%              118%       230%

 (1) Class B shares commenced operations on March 7, 1994.
 (2) Based on the average of the shares outstanding at the end of each month.
 (3) May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
 (4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
 (5) Not annualized.
 (6) Annualized.
 (7) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund

Schedule of Investments
October 31, 1998
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Pacific Basin Equities Fund on October 31, 1998. It's divided into two main categories: common stocks and warrants and short-term investments. Common stocks and warrants are further broken down by country. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        MARKET
ISSUER, DESCRIPTION                                NUMBER OF SHARES     VALUE
-------------------                                ----------------     -----

COMMON STOCKS
Australia (17.60%)
   Broken Hill Proprietary Co., Ltd.
     (Diversified Operations) ....................       39,800         $338,544
   Commonwealth Bank of Australia
     (Banks - Foreign) ...........................       21,300          264,976
   Foster's Brewing Group, Ltd. (Beverages) ......      168,800          414,914
   GIO Australia Holdings, Ltd. (Insurance) ......       62,600          199,290
   Goodman Fielder, Ltd. (Food) ..................      218,200          288,368
   Hoyts Cinemas Group (Leisure)  ................      353,733          316,376
   National Australia Bank, Ltd.
     (Banks - Foreign) ...........................       20,000          265,191
   News Corp., Ltd. (The) (Media) ................      113,800          777,956
   Publishing & Broadcasting, Ltd. (Media) .......       59,000          234,325
   Telstra Corp., Ltd.
     (Telecommunications) ........................      183,800          729,981
   Westpac Banking Corp., Ltd.
     (Banks - Foreign) ...........................       41,800          254,379
   Woodside Petroleum, Ltd. (Oil & Gas) ..........       50,000          264,409
   Woolworth's, Ltd. (Retail) ....................      158,800          559,180
                                                                      ----------
                                                                       4,907,889
                                                                      ----------
Hong Kong (23.19%)
   Cheung Kong Holdings, Ltd.
     (Real Estate Operations) ....................       78,000          533,764
   China Telecom, Ltd.
     (Telecommunications)* .......................       98,000          184,106
   China Telecom, Ltd. American Depositary
     Receipts (ADR) (Telecommunications)* ........        6,000          228,750
   CLP Holdings, Ltd. (Utilities) ................       53,000          297,676
   Guoco Group, Ltd. (Finance) ...................      401,000          419,380
   Hang Seng Bank, Ltd.
     (Banks - Foreign) ...........................       15,900          137,547
   Henderson Land Development Co., Ltd.
     (Real Estate Operations) ....................       78,000          383,706
   HKR International, Ltd.
     (Real Estate Operations) ....................      783,200          442,414
   Hong Kong & China Gas Co., Ltd.
     (Oil & Gas) .................................      306,900          435,881
   Hong Kong Telecommunications, Ltd.
     (Telecommunications) ........................      248,000          496,320
   Hongkong Electric Holdings, Ltd.
     (Utilities) .................................       61,000          223,680
   Hongkong Land Holdings, Ltd.
     (Real Estate Operations) ....................       94,000          133,480
   HSBC Holdings, Ltd.
     (Banks - Foreign) ...........................       53,200        1,219,238
   Hutchison Whampoa, Ltd.
     (Diversified Operations) ....................       81,000          580,439
   Sun Hung Kai Properties, Ltd.
     (Real Estate Operations) ....................       64,000          446,223
   Union Bank of Hong Kong, Ltd.
     (Banks - Foreign) ...........................      457,000          303,880
                                                                      ----------
                                                                       6,466,484
                                                                      ----------
Indonesia (0.60%)
   PT Gudang Garam Tbk (Tobacco)  ................       92,000           82,921
   PT Telekomunikasi
     (Telecommunications) ........................      340,000           83,882
                                                                      ----------
                                                                         166,803
                                                                      ----------
Japan (25.06%)
   Fuji Photo Film Co., Ltd. (Leisure) ...........        4,000          146,509
   Ito-Yokado Co., Ltd. (Retail)  ................        3,000          174,987
   Marui Co., Ltd. (Retail) ......................        4,000           69,652
   Matsushita Communication Industrial
     Co., Ltd. (Telecommunications) ..............        3,000          138,703
   Nidec Corp. (Machinery) .......................        3,000          273,031
   Nippon Telegraph & Telephone Corp.
     (Telecommunications) ........................           25          195,574
   NTN Corp. (Metal) .............................       97,000          292,880
   NTT Data Corp.
     (Telecommunications) ........................          220          930,348
   NTT Mobile Communication Network, Inc.
     (Telecommunications)* .......................           18          650,026

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund

                                                                        MARKET
ISSUER, DESCRIPTION                                NUMBER OF SHARES     VALUE
-------------------                                ----------------     -----

Japan (continued)
   Sankyo Co., Ltd. (Medical) ....................       24,000         $541,431
   Secom Co., Ltd.
     (Protection - Safety Equip. & Svc.) .........        4,000          296,792
   Sekisui Chemical Co., Ltd. (Chemicals) ........       21,000          114,385
   Sekisui House, Ltd. (Building) ................       17,000          169,300
   Seven-Eleven Japan Co., Ltd. (Retail) .........        7,000          531,995
   Takeda Chemical Industries, Ltd.
     (Medical) ...................................       33,000        1,072,826
   Terumo Corp. (Medical) ........................       59,000        1,239,921
   Tokyo Electric Power Co., Inc. (Utilities) ....        5,900          149,297
                                                                      ----------
                                                                       6,987,657
                                                                      ----------
Malaysia (1.39%)
   Malaysia International Shipping Berhad
     (Transport)*** ..............................      120,000           91,958
   Petronas Gas Berhad (Oil & Gas)*** ............      104,000          131,232
   Rothmans of Pall Mall Berhad (Tobacco)*** .....       20,000           66,684
   Sime Darby Berhad
     (Diversified Operations)***  ................      191,000           97,108
                                                                      ----------
                                                                         386,982
                                                                      ----------
Philippine Islands (0.66%)
   Philippine Long Distance Telephone Co.
     (ADR) (Utilities) ...........................        7,600          185,250
                                                                      ----------
Singapore (6.45%)
   City Developments, Ltd.
     (Real Estate Operations) ....................      100,000          362,519
   DBS Land, Ltd.
     (Real Estate Operations) ....................      348,000          393,438
   Keppel Corp., Ltd.
     (Diversified Operations) ....................      210,000          420,645
   Overseas-Chinese Banking Corp., Ltd.
     (Banks - Foreign) ...........................       34,000          148,326
   Overseas Union Bank, Ltd.
     (Banks - Foreign) ...........................       76,000          206,402
   Singapore Telecommunications, Ltd.
     (Telecommunications) ........................      155,000          267,619
                                                                      ----------
                                                                       1,798,949
                                                                      ----------
South Korea (5.45%)
   Daewoo Heavy Industries Co.
     (Machinery) .................................       46,500          174,794
   Dongwon Securities Co.
     (Broker Services) ...........................       47,470          262,983
   Kookmin Bank (Banks - Foreign)* ...............       22,000           79,363
   Korea Electric Power Corp. (Utilities) ........       19,500          347,291
   Samsung Display Devices Co.
     (Electronics) ...............................        7,262          272,428
   Samsung Electronics Co. (Electronics) .........        7,597          310,904
   Samsung Electronics, Ltd. Global Depositary
     Receipts (Electronics)* (R)  ................        3,204           72,811
                                                                      ----------
                                                                       1,520,574
                                                                      ----------
Taiwan (3.06%)
   Asustek Computer, Inc. (Computers)* ...........        5,009           37,075
   Compal Electronics, Inc. (Computers)* .........       28,000           87,217
   D-Link Corp. (Computers)* .....................       52,000          114,665
   Hon Hai Precision Industry Co.
     (Electronics)* ..............................       36,400          175,124
   Taiwan Semiconductor Manufacturing
     Co., Ltd. (Electronics)* ....................       94,250          190,389
   Taiwan Semiconductor Manufacturing
     Co., Ltd. (ADR) (Electronics)* ..............        6,090           90,969
   Yageo Corp. (Electronics)* ....................      119,000          156,709
                                                                      ----------
                                                                         852,148
                                                                      ----------
Thailand (1.07%)
   Krung Thai Bank Public Co., Ltd.
     (Banks - Foreign)* ..........................      500,000          183,698
   PTT Exploration & Production Public Co.,
     Ltd. (Oil & Gas)* ...........................       11,800          113,681
                                                                      ----------
                                                                         297,379
                                                                      ----------
                               TOTAL COMMON STOCKS
                                (Cost $21,947,127)       (84.53%)     23,570,115
                                                        -------       ----------
WARRANTS
Hong Kong (0.01%)
   Hong Kong & China Gas Co., Ltd.
     (Oil & Gas)* ................................       13,950            1,441
                                                                      ----------
                                    TOTAL WARRANTS
                                     (Cost $1,544)        (0.01%)          1,441
                                                        -------       ----------
                  TOTAL COMMON STOCKS AND WARRANTS
                                (Cost $21,948,671)       (84.54%)     23,571,556
                                                        -------       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                John Hancock Funds - Pacific Basin Equities Fund

                                                      PAR VALUE          MARKET
ISSUER, DESCRIPTION                                 (000s OMITTED)       VALUE
-------------------                                 --------------       -----
SHORT-TERM INVESTMENTS
Non-Cash Security Lending Collateral (0.53%)
   U.S. Treasury Bills 3.47% thru 4.22%,
     due 11-27-98 thru 01-07-99, U.S.
     Treasury Note (Strip Principal) 7.875%,
     due 11-15-99**...............................        $148          $148,004
                                                                     -----------
Cash Equivalents (9.06%)
   Navigator Securities Lending
     Prime Portfolio **...........................       2,526         2,526,421
                                                                     -----------
                      TOTAL SHORT-TERM INVESTMENTS       (9.59%)       2,674,425
                                                        ------       -----------
                                 TOTAL INVESTMENTS      (94.13%)      26,245,981
                                                        ------       -----------
                 OTHER ASSETS AND LIABILITIES, NET       (5.87%)       1,637,085
                                                        ------       -----------
                                   TOTAL NETASSETS     (100.00%)     $27,883,066
                                                        ======       ===========

  * Non-income producing security.

 ** Represents investment of security lending collateral - Note A.

*** Security is restricted as to resale by the Malaysian Central Bank.

(R) Security is exempt from registration under rule 144A of the Securities and Exchange Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $72,811 as of October 31, 1998.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Industry Diversification
October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries in which it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at October 31, 1998 assigned to the various investment categories.

                                                                MARKET VALUE
                                                               OF SECURITIES
                                                               AS A PERCENTAGE
INVESTMENT CATEGORIES                                           OF NET ASSETS
---------------------                                           -------------
Banks - Foreign ............................................        10.99%
Beverages ..................................................         1.49
Broker Services ............................................         0.94
Buildings ..................................................         0.61
Chemicals ..................................................         0.41
Computers ..................................................         0.86
Diversified Operations .....................................         5.15
Electronics ................................................         4.55
Finance ....................................................         1.50
Food .......................................................         1.03
Insurance ..................................................         0.71
Leisure ....................................................         1.66
Machinery ..................................................         1.61
Media ......................................................         3.63
Medical ....................................................        10.24
Metal ......................................................         1.05
Oil & Gas ..................................................         3.39
Protection - Safety Equip. & Svc ...........................         1.06
Real Estate Operations .....................................         9.67
Retail .....................................................         4.79
Telecommunications .........................................        14.01
Tobacco ....................................................         0.54
Transport ..................................................         0.33
Utilities ..................................................         4.32
Short-Term Investments .....................................         9.59
                                                                    -----
                                           TOTAL INVESTMENTS        94.13%
                                                                    =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                John Hancock Funds - Pacific Basin Equities Fund

NOTE A -
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Pacific Basin Equities Fund (the "Fund"), John Hancock European Equity Fund (which commenced operations on March 2, 1998) and John Hancock Global Health Sciences Fund. Prior to October 1, 1998, John Hancock Global Health Sciences Fund was known as John Hancock Global Rx Fund. The other series of the Trust are reported in separate financial statements. The Fund's investment objective is to seek long-term capital appreciation through investment in a diversified portfolio of equity securities of issuers located in countries of the Pacific Basin.

   The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. Effective December 8, 1998, the Board of Trustees have authorized the issuance of Class C shares in 1999. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, at October 31, 1998, the Fund has $13,211,734 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gain distribution will be made. The Fund's carryforwards expire as follows: October 31, 2005 -- $369,905 and October 31, 2006 -- $12,841,829.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the

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==========================NOTES TO FINANCIAL STATEMENTS=========================

                John Hancock Funds - Pacific Basin Equities Fund

same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $800 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at rates ranging from 0.070% to 0.075% per annum based on the average daily unused portion of the lines of credit, is allocated among the participating funds. The Fund had no borrowing activity for the year ended October 31, 1998.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At October 31, 1998 the Fund loaned securities having a market value of $2,553,617 collateralized by cash and securities in the amount of $2,674,425. The cash portion of the collateral was invested in a short-term instrument.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may

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==========================NOTES TO FINANCIAL STATEMENTS=========================

                John Hancock Funds - Pacific Basin Equities Fund

arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

   Open forward foreign currency exchange contracts for the Fund at October 31, 1998 were as follows:

                                                            UNREALIZED
                    PRINCIPAL AMOUNT         EXPIRATION    APPRECIATION/
CURRENCY           COVERED BY CONTRACT          DATE      (DEPRECIATION)
--------           -------------------          ----      --------------

BUYS
Thai Baht               7,273,797              NOV 98        ($784)
                                                            ======

SELLS
Hong Kong Dollars       3,284,000              NOV 98         ($27)
Japanese Yen            8,403,803              NOV 98          186
Singapore Dollars       3,149,000              NOV 98        4,612
                                                            ------
                                                            $4,771
                                                            ======

NOTE B -
MANAGEMENT FEE AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

The Adviser is solely responsible for advising the Fund with respect to investments in the United States and Canada.

   The Fund and the Adviser also have a sub-investment management contract with John Hancock Advisers International Limited ("JHAI") (the "Sub-Adviser"), a wholly owned subsidiary of the Adviser, under which the Sub-Adviser, subject to the review of the Trustees and overall supervision of the Adviser, provides the Fund with investment management services and advice with respect to that portion of the Fund's assets invested in countries other than the United States and Canada. The Adviser and Indosuez Asia Advisers Limited ("IAAL") have a second subadvisory contract. Pursuant to such contract, IAAL will serve as co-subadviser to the Fund with JHAI. IAAL provides additional expertise in Asian and Pacific Basin countries.

   Under the present investment management contract, the Fund pays a quarterly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b)0.70% of the Fund's average daily net asset value in excess of $200,000,000. The Adviser pays JHAI a quarterly management fee equivalent, on an annual basis, to the sum of (a) 0.50% of the first $200,000,000 of the Fund's average daily net asset value and (b)0.4375% of the Fund's average daily net asset value in excess of $200,000,000. As of September 1, 1994, JHAI has waived all but 0.05% of their fee. The Adviser pays IAAL quarterly a subadvisory fee at the annual rate of (a) 0.30% of the first $100,000,000 of the Fund's average daily net assets managed by IAAL plus (b) 40% percent of the gross management fee received by the Adviser pursuant to the investment management contract with respect to the Fund's average daily net assets in excess of $100,000,000 which are managed by IAAL (the rate increases to 50% on net assets in excess of $250,000,000).

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the year ended October 31, 1998, net sales charges received with regard to sales of Class A shares amounted to $52,695. Of this amount, $9,451 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $29,291 was paid as sales commissions to unrelated broker-dealers and $13,953 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual LifeInsurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used

==========================NOTES TO FINANCIAL STATEMENTS=========================

                John Hancock Funds - Pacific Basin Equities Fund

in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the year ended October 31, 1998, contingent deferred sales charges paid to JH Funds amounted to $66,270.

   In addition, to reimburse JH Funds for the services it provides as distributors of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

   The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

   Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. Trustee Edward J. Boudreau, Jr. and Ms. Anne C. Hodsdon are directors of JHAI. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At October 31, 1998, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $428.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the year ended October 31, 1998 aggregated $62,694,170 and $66,408,018, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended October 31, 1998.

   The cost of investments owned at October 31, 1998 (including short-term investments) for federal income tax purposes was $24,956,040. Gross unrealized appreciation and depreciation of investments aggregated $2,857,417 and $1,567,476, respectively, resulting in net unrealized appreciation of $1,289,941.

NOTE D -
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 1998, the Fund has reclassified amounts to reflect a decrease in accumulated net realized loss on investments and foreign currency transactions of $1,659,793, an increase in accumulated net investment loss of $210,418 and a decrease in capital paid-in of $1,449,375. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1998. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the net operating loss and realized gain/loss on foreign currency transactions, and certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

================================================================================

                John Hancock Funds - Pacific Basin Equities Fund


REPORT OF INDEPENDENT AUDITORS
To the Shareholders of John Hancock Pacific Basin Equities Fund and the Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Pacific Basin Equities Fund (the "Fund") (a series of John Hancock World Fund) at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 1998

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================================================================================

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      This report is for the information of shareholders of the John Hancock
Pacific Basic Equities Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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